SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2012
SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION
SPIRIT REALTY CAPITAL, INC.

SCHEDULE III REAL ESTATE AND

ACCUMULATED DEPRECIATION

(Amounts in thousands)

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition including impairment		Gross Amount at December 31, 2012 (e)											Life in which depreciation in latest Income Statement is computed
Description	Encumbrances		Land and Improvements	Buildings, Improvements	Improvements/ Land	Improvements/ building	Land and Improvements	Buildings, Improvements	Total	Final Accum	Date of Construction				Date Acquired
Restaurants
Adairsville, GA	(a	)	557	318	—	—	557	318	875	(102)		1986				9/29/06		15 to 20 years
Addison, TX	(a	)	1,615	2,476	—	—	1,615	2,476	4,091	(567)		1998				9/30/04		15 to 30 years
Akron, OH	(a	)	247	198	—	—	247	198	445	(79)		1971				5/25/05		15 to 20 years
Akron, OH	(a	)	218	273	—	—	218	273	491	(95)		1976				5/25/05		15 to 20 years
Akron, OH	(a	)	310	394	—	—	310	394	704	(134)		1982				5/25/05		15 to 20 years
Albuquerque, NM	(a	)	120	1,336	—	—	120	1,336	1,456	(241)		1999				12/30/04		30 to 30 years
Albuquerque, NM	(a	)	1,036	1,655	—	—	1,036	1,655	2,691	(422)		1994				12/30/04		15 to 30 years
Alcoa, TN	(a	)	228	219	—	—	228	219	447	(64)		1982				11/2/07		15 to 30 years
Alcoa, TN	(a	)	483	318	—	—	483	318	801	(95)		1978				11/2/07		15 to 30 years
Alexandria, VA	(a	)	1,024	202	—	5	1,024	207	1,231	(84)		1979				12/19/06		15 to 20 years
Alvin, TX	(a	)	256	585	—	—	256	585	841	(339)		1997				12/30/04		10 to 15 years
Apopka, FL	(a	)	1,038	482	—	—	1,038	482	1,520	(334)		1977				6/25/04		10 to 15 years
Apple Valley, MN	(a	)	1,119	1,055	—	—	1,119	1,055	2,174	(270)		1999				9/24/04		15 to 30 years
Appleton, WI	(a	)	727	1,329	—	9	727	1,338	2,065	(365)		1993				12/29/06		8 to 30 years
Ardmore, OK	(a	)	1,332	1,466	—	—	1,332	1,466	2,798	(432)		1986				2/26/07		14 to 30 years
Arlington, TX	(a	)	2,064	2,043	—	—	2,064	2,043	4,107	(462)		1995				9/30/04		15 to 30 years
Arlington, TX	(a	)	1,301	1,032	—	—	1,301	1,032	2,333	(422)		1978				2/26/07		14 to 20 years
Athens, TN	(a	)	388	748	—	—	388	748	1,136	(203)		1994				6/25/04		15 to 30 years
Athens, TN	(a	)	197	341	—	176	197	517	714	(105)		1977				11/2/07		15 to 30 years
Atlanta, GA	(a	)	513	483	—	—	513	483	996	(19)		2002				2/2/12		15 to 30 years
Atlanta, GA	(b	)	265	476	—	—	265	476	741	(17)		1998				2/2/12		15 to 30 years
Atlanta, GA	(b	)	488	653	—	—	488	653	1,141	(24)		1995				2/2/12		15 to 30 years
Auburn, CA	(a	)	579	299	—	—	579	299	878	(81)		1992				12/29/06		15 to 30 years
Aurora, IL	(a	)	286	726	—	—	286	726	1,012	(198)		1998				12/29/06		15 to 30 years
Aurora, IL	(a	)	695	1,482	—	—	695	1,482	2,177	(329)		1997				3/7/07		15 to 30 years
Austell, GA	(a	)	973	415	—	—	973	415	1,388	(103)		1993				2/28/06		15 to 30 years
Austell, GA	(a	)	838	216	—	—	838	216	1,054	(125)		1962				2/28/06		15 to 20 years
Austintown Township, OH	(a	)	1,106	450	—	—	1,106	450	1,556	(132)		1991				2/6/07		15 to 30 years
Baker, LA	(a	)	254	468	—	—	254	468	722	(116)		1988				9/24/04		15 to 30 years
Bartonville, IL	(c	)	410	856	—	—	410	856	1,266	—		1980				12/21/12		15 to 30 years
Baton Rouge, LA	(a	)	594	417	—	—	594	417	1,011	(172)		1979				6/25/04		15 to 20 years
Baton Rouge, LA	(a	)	565	286	—	—	565	286	851	(131)		1991				6/25/04		15 to 20 years
Baton Rouge, LA	(a	)	401	567	—	—	401	567	968	(215)		1978				7/28/04		15 to 20 years
Baton Rouge, LA	(a	)	747	558	—	—	747	558	1,305	(231)		1984				9/24/04		15 to 20 years
Baton Rouge, LA	(a	)	472	642	—	—	472	642	1,114	(166)		1987				9/24/04		15 to 30 years
Baton Rouge, LA	(a	)	391	599	—	—	391	599	990	(204)		1983				9/24/04		15 to 20 years
Beaumont, TX	(a	)	1,435	1,541	—	—	1,435	1,541	2,976	(394)		1997				6/29/07		15 to 40 years
Bellefontaine, OH	(a	)	388	778	(12)	—	376	778	1,154	(249)		1989				12/29/06		15 to 20 years
Bentonville, AR	(a	)	635	900	—	—	635	900	1,535	(228)		2004				7/7/05		15 to 30 years
Blakely, GA	(a	)	288	744	—	—	288	744	1,032	(270)		1987				6/25/04		15 to 20 years
Bloomingdale, IL	(a	)	426	1,956	—	—	426	1,956	2,382	(404)		1992				12/29/06		15 to 30 years
Blue Springs, MO	(c	)	688	119	101	(119)	789	—	789	—		1994				9/23/05		38 to 38 years
Boardman Township, OH	(a	)	1,560	557	—	—	1,560	557	2,117	(154)		1985				2/6/07		15 to 30 years
Boise, ID	(a	)	809	601	(400)	(259)	409	342	751	(156)		1998				6/25/04		15 to 30 years
Bolingbrook, IL	(a	)	762	821	—	—	762	821	1,583	(281)		1994				9/23/05		15 to 20 years
Boone, NC	(a	)	750	379	—	—	750	379	1,129	(122)		2006				12/29/06		15 to 30 years
Borough Of Edinboro, PA	(a	)	384	350	—	—	384	350	734	(116)		1973				2/6/07		15 to 30 years
Bowie, MD	(a	)	333	173	—	123	333	296	629	(75)		1983				11/27/06		15 to 20 years
Bowie, MD	(c	)	1,501	615	—	—	1,501	615	2,116	(167)		2004				12/31/07		15 to 40 years
Branson, MO	(a	)	1,497	1,684	—	—	1,497	1,684	3,181	(462)		1994				9/23/05		15 to 30 years
Bristol, TN	(a	)	484	134	—	—	484	134	618	(128)		1991				11/23/04		15 to 20 years
Bristol, TN	(c	)	474	282	—	—	474	282	756	—		1985				12/21/12		10 to 15 years
Bristol, VA	(c	)	492	366	—	—	492	366	858	—		1982				12/21/12		15 to 20 years
Bristol, VA	(c	)	369	564	—	—	369	564	933	—		1991				12/21/12		15 to 20 years
Brunswick, GA	(a	)	774	614	—	—	774	614	1,388	(213)		1999				9/24/04		15 to 20 years
Bryan, TX	(a	)	739	700	—	—	739	700	1,439	(252)		1988				12/30/04		15 to 20 years
Buckhannon, WV	(c	)	438	529	—	—	438	529	967	—		1978				12/21/12		15 to 20 years
Buffalo, MN	(a	)	189	227	—	—	189	227	416	(81)		1978				5/24/05		15 to 20 years
Buffalo, NY	(a	)	737	629	—	—	737	629	1,366	(140)		1993				11/10/05		15 to 30 years
Buffalo, NY	(a	)	821	694	—	—	821	694	1,515	(157)		1976				11/10/05		15 to 30 years
Burlington, IA	(a	)	304	588	—	—	304	588	892	(163)		1996				9/23/05		15 to 30 years
Burlington, IA	(a	)	318	484	—	—	318	484	802	(138)		2006				9/23/05		15 to 30 years
Burr Ridge, IL	(a	)	759	977	16	1,584	775	2,561	3,336	(396)		1997				6/25/04		15 to 30 years
Calhoun, GA	(b	)	503	713	—	—	503	713	1,216	(27)		1988				2/2/12		15 to 30 years
Canton, MI	(a	)	2,071	1,224	—	—	2,071	1,224	3,295	(388)		1996				6/25/04		15 to 30 years
Canton, OH	(a	)	215	483	—	—	215	483	698	(144)		1974				5/25/05		15 to 20 years
Carrollton, GA	(a	)	508	603	—	—	508	603	1,111	(134)		2000				2/28/06		15 to 40 years
Carrollton, GA	(b	)	613	503	—	—	613	503	1,116	(27)		1988				2/2/12		15 to 20 years
Carrollton, KY	(a	)	229	730	—	—	229	730	959	(169)		1990				12/29/06		13 to 28 years
Cartersville, GA	(a	)	581	730	—	—	581	730	1,311	(198)		1997				2/28/06		15 to 30 years
Cartersville, GA	(a	)	439	451	—	—	439	451	890	(145)		1990				2/28/06		15 to 30 years
Casper, WY	(a	)	54	762	—	—	54	762	816	(158)		1969				12/29/06		15 to 30 years
Cedar Hill, TX	(a	)	620	501	—	—	620	501	1,121	(158)		2005				12/29/06		15 to 30 years
Charleston, IL	(a	)	272	220	—	—	272	220	492	(134)		1986				9/23/05		10 to 15 years
Chatsworth, GA	(a	)	213	558	—	—	213	558	771	(131)		1979				11/2/07		15 to 30 years
Chattanooga, TN	(a	)	482	682	—	—	482	682	1,164	(188)		1997				6/25/04		15 to 30 years
Chattanooga, TN	(a	)	600	389	—	—	600	389	989	(101)		1995				9/29/06		15 to 30 years
Chattanooga, TN	(a	)	352	246	—	—	352	246	598	(101)		1984				11/2/07		15 to 30 years
Cheektowaga, NY	(a	)	561	549	—	—	561	549	1,110	(133)		1985				11/10/05		15 to 30 years
Chesapeake, VA	(c	)	1,046	334	—	75	1,046	409	1,455	(194)		1995				6/25/04		10 to 25 years
Cheyenne, WY	(a	)	277	2,041	—	—	277	2,041	2,318	(584)		1928				12/29/06		15 to 20 years
Chicago, IL	(a	)	313	275	—	—	313	275	588	(89)		1982				5/25/05		15 to 20 years
Chicago, IL	(a	)	340	220	—	—	340	220	560	(83)		1975				5/25/05		15 to 20 years
Chicago, IL	(a	)	242	244	—	—	242	244	486	(91)		1970				5/25/05		15 to 20 years
Chicago, IL	(a	)	242	256	—	—	242	256	498	(87)		1974				5/25/05		15 to 20 years
Chicago, IL	(a	)	258	310	—	—	258	310	568	(111)		1972				5/25/05		15 to 20 years
Chicago, IL	(a	)	532	279	—	—	532	279	811	(96)		1982				5/25/05		15 to 20 years
Chicago, IL	(a	)	572	198	—	—	572	198	770	(69)		1983				5/25/05		15 to 20 years
Chicago, IL	(a	)	289	260	—	—	289	260	549	(86)		1982				5/25/05		15 to 20 years
Chicago, IL	(a	)	976	271	—	—	976	271	1,247	(178)		1987				9/23/05		10 to 15 years
Chicago, IL	(a	)	1,675	1,112	—	—	1,675	1,112	2,787	(271)		1999				12/29/06		15 to 30 years
Chickasha, OK	(a	)	511	811	(126)	(165)	385	646	1,031	(281)		1982				9/23/05		15 to 20 years
Christiansburg, VA	(a	)	666	168	—	—	666	168	834	(160)		1994				11/23/04		15 to 20 years
City of Ashtabula, OH	(a	)	865	244	—	—	865	244	1,109	(92)		1975				2/6/07		15 to 30 years
City of Brooklyn, OH	(c	)	1,226	672	—	—	1,226	672	1,898	(180)		2001				2/6/07		10 to 25 years
City of Canfield, OH	(a	)	449	644	—	—	449	644	1,093	(167)		1973				2/6/07		15 to 30 years
City Of Corry, PA	(a	)	411	279	—	—	411	279	690	(105)		1977				2/6/07		15 to 30 years
City of Erie, PA	(a	)	855	147	—	—	855	147	1,002	(79)		1973				2/6/07		15 to 30 years
City of Middleburg Heights, OH	(a	)	1,456	793	—	—	1,456	793	2,249	(200)		1987				2/6/07		15 to 30 years
City of Olean, NY	(a	)	355	663	—	—	355	663	1,018	(173)		1977				2/6/07		15 to 30 years
City of Titusville, PA	(a	)	247	438	—	—	247	438	685	(118)		1976				2/6/07		11 to 26 years
City of Warren, PA	(a	)	383	427	—	—	383	427	810	(135)		1970				2/6/07		15 to 30 years
Clear Lake, IA	(a	)	294	292	—	—	294	292	586	(100)		1980				5/24/05		15 to 20 years
Clearwater, FL	(c	)	2,226	858	—	—	2,226	858	3,084	(209)		2004				12/31/07		15 to 40 years
Cleveland, TN	(a	)	501	459	—	—	501	459	960	(106)		2004				12/29/06		15 to 40 years
Clinton, MD	(a	)	300	193	—	152	300	345	645	(74)		1980				11/27/06		15 to 20 years
Clinton, TN	(a	)	417	293	—	—	417	293	710	(96)		1994				11/2/07		15 to 30 years
Colonie, NY	(c	)	1,321	991	(350)	(261)	971	730	1,701	(236)		1994				12/31/07		15 to 40 years
Colorado Springs, CO	(a	)	674	519	—	—	674	519	1,193	(2)		1989				11/19/12		6 to 30 years
Columbia Heights, MN	(a	)	289	131	—	—	289	131	420	(49)		1977				5/24/05		15 to 20 years
Columbus, MS	(a	)	304	257	—	—	304	257	561	(89)		1977				3/31/04		14 to 30 years
Columbus, OH	(a	)	268	354	—	—	268	354	622	(125)		1975				5/25/05		15 to 20 years
Columbus, OH	(a	)	294	262	—	—	294	262	556	(102)		1976				5/25/05		15 to 20 years
Conyers, GA	(a	)	463	557	—	—	463	557	1,020	(16)		2008				2/2/12		15 to 40 years
Conyers, GA	(b	)	509	706	—	—	509	706	1,215	(26)		1984				2/2/12		15 to 30 years
Copperas Cove, TX	(a	)	479	591	—	—	479	591	1,070	(236)		1996				12/30/04		15 to 20 years
Council Bluffs, IA	(b	)	393	484	—	—	393	484	877	(21)		2008				10/3/11		15 to 40 years
Covington, GA	(b	)	526	665	—	—	526	665	1,191	(24)		2001				2/2/12		15 to 30 years
Crawfordsville, IN	(a	)	557	624	—	—	557	624	1,181	(168)		1998				9/23/05		15 to 30 years
Creston, IA	(a	)	103	180	—	—	103	180	283	(115)		1974				12/15/05		10 to 15 years
Crossville, TN	(a	)	353	382	—	—	353	382	735	(67)		1977				9/1/05		15 to 40 years
Crossville, TN	(a	)	220	288	—	176	220	464	684	(94)		1978				11/2/07		15 to 30 years
Culpepper, VA	(a	)	367	169	—	—	367	169	536	(66)		1977				12/19/06		15 to 20 years
Cumming, GA	(a	)	967	844	—	—	967	844	1,811	(235)		1986				9/24/04		15 to 30 years
Dallas, TX	(a	)	1,053	412	—	—	1,053	412	1,465	(147)		1976				9/30/04		15 to 20 years
Dallas, TX	(a	)	1,366	1,699	—	—	1,366	1,699	3,065	(369)		1997				9/30/04		15 to 30 years
Danville, IL	(a	)	619	672	—	—	619	672	1,291	(201)		1995				12/29/06		15 to 30 years
Daphne, AL	(a	)	695	302	—	—	695	302	997	(117)		1982				9/24/04		15 to 20 years
Davenport, IA	(b	)	393	405	—	—	393	405	798	(33)		1989				10/3/11		15 to 20 years
Davenport, IA	(b	)	291	633	—	—	291	633	924	(35)		1992				10/3/11		15 to 30 years
Davenport, IA	(b	)	441	646	—	—	441	646	1,087	(39)		2002				10/3/11		15 to 30 years
Dayton, OH	(c	)	1,026	907	—	—	1,026	907	1,933	(239)		2002				12/31/07		15 to 40 years
Dayton, OH	(a	)	526	598	—	—	526	598	1,124	(207)		1982				3/7/07		12 to 17 years
Dayton, TN	(a	)	308	291	—	176	308	467	775	(94)		1979				11/2/07		15 to 30 years
De Witt, IA	(a	)	248	333	—	—	248	333	581	(137)		1984				9/23/05		15 to 20 years
Decatur, GA	(b	)	677	539	—	—	677	539	1,216	(20)		1989				2/2/12		15 to 30 years
Decatur, IL	(a	)	940	126	—	—	940	126	1,066	(198)		1992				9/23/05		15 to 20 years
Decorah, IA	(a	)	207	91	—	—	207	91	298	(64)		1985				9/23/05		10 to 15 years
Deerfield Beach, FL	(a	)	668	295	—	—	668	295	963	(97)		1970				9/24/04		15 to 30 years
Dekalb, IL	(a	)	1,423	1,552	—	—	1,423	1,552	2,975	(407)		1996				12/29/06		15 to 30 years
Denham Springs, LA	(a	)	419	594	—	—	419	594	1,013	(209)		1983				9/24/04		15 to 20 years
Des Moines, IA	(a	)	137	196	—	—	137	196	333	(75)		1966				9/23/05		15 to 20 years
Detroit, MI	(a	)	425	200	—	—	425	200	625	(80)		1977				5/25/05		15 to 20 years
Detroit, MI	(a	)	351	209	—	—	351	209	560	(81)		1977				5/25/05		15 to 20 years
Detroit, MI	(a	)	426	223	—	—	426	223	649	(89)		1979				5/25/05		15 to 20 years
Detroit, MI	(a	)	413	235	—	—	413	235	648	(90)		1977				5/25/05		15 to 20 years
Detroit, MI	(a	)	301	219	—	—	301	219	520	(81)		1972				5/25/05		15 to 20 years
Detroit, MI	(a	)	270	305	—	—	270	305	575	(98)		1976				5/25/05		15 to 20 years
Detroit, MI	(a	)	271	157	—	—	271	157	428	(62)		1978				5/25/05		15 to 20 years
Detroit, MI	(a	)	385	258	—	—	385	258	643	(101)		1979				5/25/05		15 to 20 years
Detroit, MI	(a	)	428	189	—	—	428	189	617	(75)		1979				5/25/05		15 to 20 years
Detroit, MI	(a	)	614	688	—	—	614	688	1,302	(234)		1987				12/21/07		13 to 18 years
Dickinson, ND	(a	)	616	1,301	—	—	616	1,301	1,917	(241)		2003				12/29/06		15 to 40 years
Douglasville, GA	(a	)	712	669	—	—	712	669	1,381	(143)		2003				2/28/06		15 to 40 years
Douglasville, GA	(a	)	764	941	—	—	764	941	1,705	(223)		1990				2/28/06		15 to 30 years
Douglasville, GA	(a	)	452	570	—	—	452	570	1,022	(20)		1974				2/2/12		15 to 30 years
Dubuque, IA	(a	)	479	298	—	—	479	298	777	(211)		1970				9/23/05		10 to 15 years
Duluth, MN	(a	)	74	423	—	—	74	423	497	(77)		1915				5/24/05		15 to 30 years
Duluth, MN	(a	)	294	221	—	—	294	221	515	(68)		1968				5/24/05		15 to 20 years
Dyersville, IA	(a	)	267	513	—	—	267	513	780	(206)		1983				9/23/05		14 to 20 years
E Aurora, NY	(a	)	424	584	—	—	424	584	1,008	(196)		1982				11/10/05		15 to 20 years
Eagle Pass, TX	(a	)	976	2,385	—	—	976	2,385	3,361	(429)		2001				4/1/05		15 to 40 years
East Ellijay, GA	(a	)	562	354	—	—	562	354	916	(140)		1984				12/29/05		15 to 20 years
East Moline, IL	(b	)	415	471	—	—	415	471	886	(36)		1982				10/3/11		15 to 20 years
East St. Louis, IL	(a	)	117	334	—	—	117	334	451	(82)		1990				5/25/05		15 to 30 years
Edinburg, TX	(a	)	1,091	2,217	—	—	1,091	2,217	3,308	(406)		2000				4/1/05		15 to 40 years
Effingham, IL	(a	)	539	575	—	—	539	575	1,114	(161)		1985				9/23/05		15 to 30 years
Effingham, IL	(a	)	357	228	—	—	357	228	585	(160)		1973				9/23/05		10 to 15 years
El Paso, TX	(a	)	609	1,810	—	—	609	1,810	2,419	(326)		1999				4/29/05		15 to 40 years
Elgin, IL	(a	)	1,142	1,451	—	—	1,142	1,451	2,593	(377)		1996				12/29/06		15 to 30 years
Elizabethon, TN	(a	)	655	129	—	—	655	129	784	(130)		1993				12/15/04		15 to 20 years
Elizabethton, TN	(c	)	735	278	—	—	735	278	1,013	—		1971				12/21/12		15 to 20 years
Elk River, MN	(a	)	314	255	—	—	314	255	569	(70)		1988				5/24/05		15 to 30 years
Elmwood Park, IL	(a	)	650	380	—	—	650	380	1,030	(131)		1993				9/23/05		15 to 20 years
Emmitsburg, MD	(a	)	141	182	—	—	141	182	323	(60)		1981				11/27/06		15 to 20 years
Ephrate, PA	(a	)	685	231	—	—	685	231	916	(109)		1978				1/30/06		15 to 20 years
Escanaba, MI	(a	)	772	767	—	—	772	767	1,539	(270)		1984				12/29/05		15 to 20 years
Eureka, IL	(c	)	307	338	—	—	307	338	645	—		1980				12/21/12		10 to 15 years
Eustis, FL	(a	)	451	377	—	—	451	377	828	(237)		1969				12/30/04		10 to 15 years
Evansville, IN	(a	)	270	231	—	—	270	231	501	(42)		1999				6/25/04		30 to 30 years
Fairborn, OH	(a	)	923	468	—	—	923	468	1,391	(155)		1998				6/25/04		15 to 30 years
Fairview Heights, IL	(c	)	1,020	826	—	—	1,020	826	1,846	(261)		1972				12/31/07		15 to 30 years
Fayetteville, NC	(a	)	470	629	—	—	470	629	1,099	(162)		1999				9/29/06		15 to 30 years
Fayetteville, NC	(a	)	489	612	—	—	489	612	1,101	(149)		1987				9/29/06		15 to 30 years
Fayetteville, NC	(a	)	607	1,020	—	—	607	1,020	1,627	(282)		1996				9/29/06		15 to 30 years
Ferguson, MO	(a	)	293	212	—	—	293	212	505	(85)		1974				5/25/05		15 to 20 years
Flint, MI	(a	)	340	258	—	—	340	258	598	(100)		1979				5/25/05		15 to 20 years
Florence, KY	(a	)	524	209	—	—	524	209	733	(96)		1992				9/24/04		15 to 30 years
Forest City, IA	(a	)	251	244	—	—	251	244	495	(117)		1985				5/24/05		15 to 20 years
Forest Park, GA	(b	)	292	460	—	—	292	460	752	(16)		1986				2/2/12		15 to 30 years
Forsyth, GA	(a	)	495	1,007	—	—	495	1,007	1,502	(243)		1984				1/12/06		15 to 30 years
Fort Lauderdale, FL	(a	)	601	121	—	—	601	121	722	(116)		1984				9/24/04		10 to 15 years
Fort Lauderdale, FL	(a	)	411	346	—	—	411	346	757	(86)		1998				12/29/06		15 to 30 years
Fort Pierce, FL	(a	)	667	184	—	—	667	184	851	(79)		1999				9/24/04		15 to 30 years
Fort Smith, AR	(a	)	1,503	1,323	—	—	1,503	1,323	2,826	(503)		1993				9/23/05		15 to 20 years
Fort Smith, AR	(a	)	478	987	—	—	478	987	1,465	(183)		1995				7/30/07		13 to 38 years
Fort Wayne, IN	(a	)	660	204	—	—	660	204	864	(163)		1982				9/23/05		10 to 15 years
Fort Wayne, IN	(a	)	989	2,057	—	—	989	2,057	3,046	(426)		2001				11/10/05		15 to 30 years
Fort Wayne, IN	(c	)	1,110	817	—	—	1,110	817	1,927	(240)		2003				12/31/07		15 to 40 years
Foster Township, PA	(a	)	368	255	—	—	368	255	623	(87)		1977				2/6/07		15 to 30 years
Fountain Hills, AZ	(a	)	825	561	—	—	825	561	1,386	(187)		1995				9/24/04		15 to 30 years
Frederick, MD	(a	)	440	236	—	—	440	236	676	(79)		1977				11/27/06		15 to 20 years
Fredonia, NY	(a	)	262	312	—	—	262	312	574	(227)		1973				12/29/06		10 to 15 years
Ft Madison, IA	(c	)	191	620	—	—	191	620	811	—		1980				12/21/12		15 to 30 years
Ft. Collins, CO	(a	)	1,351	1,445	(265)	(275)	1,086	1,170	2,256	(259)		2003				12/29/06		15 to 40 years
Ft. Myers, FL	(c	)	2,417	707	(43)	(12)	2,374	695	3,069	(209)		1994				12/31/07		15 to 40 years
Gadsden, AL	(a	)	626	1,439	(229)	(506)	397	933	1,330	(177)		2007				12/21/07		10 to 50 years
Garner, NC	(a	)	600	765	—	—	600	765	1,365	(205)		1995				9/29/06		15 to 30 years
Gary, IN	(a	)	109	410	—	—	109	410	519	(130)		1980				5/25/05		15 to 20 years
Gary, IN	(a	)	210	318	—	—	210	318	528	(125)		1979				5/25/05		15 to 20 years
Gary, IN	(a	)	161	493	—	—	161	493	654	(165)		1973				5/25/05		15 to 20 years
Geneva, AL	(a	)	522	570	—	—	522	570	1,092	(358)		1990				6/25/04		10 to 15 years
Geneva, NY	(a	)	177	139	—	—	177	139	316	(91)		1975				12/21/07		8 to 13 years
Gilbert, AZ	(a	)	643	1,669	—	—	643	1,669	2,312	(69)		2006				10/28/11		14 to 39 years
Gilman, IL	(a	)	219	414	—	—	219	414	633	(163)		1998				9/23/05		15 to 20 years
Glendale, AZ	(a	)	1,480	1,329	—	—	1,480	1,329	2,809	(304)		1996				6/25/04		15 to 30 years
Glendale, AZ	(a	)	1,236	272	—	—	1,236	272	1,508	(140)		1995				6/25/04		15 to 20 years
Greensboro, NC	(c	)	1,009	444	—	—	1,009	444	1,453	(169)		2003				12/31/07		15 to 40 years
Greenville, TN	(a	)	289	311	—	—	289	311	600	(184)		1972				9/1/05		10 to 15 years
Greenville, TX	(a	)	223	304	—	—	223	304	527	(98)		1985				12/29/05		15 to 20 years
Grove City Borough, PA	(a	)	531	495	—	—	531	495	1,026	(141)		1976				2/6/07		15 to 30 years
Gulfport, MS	(a	)	652	442	—	542	652	984	1,636	(238)		1985				9/24/04		15 to 20 years
Gurnee, IL	(a	)	586	619	—	—	586	619	1,205	(220)		1995				6/25/04		15 to 20 years
Hagerstown, MD	(a	)	546	342	—	—	546	342	888	(120)		1975				11/27/06		15 to 20 years
Hamilton, NY	(a	)	145	152	—	—	145	152	297	(64)		1982				12/21/07		13 to 18 years
Hampton, GA	(b	)	568	648	—	—	568	648	1,216	(24)		2002				2/2/12		15 to 30 years
Harborcreek Township, PA	(a	)	575	740	—	—	575	740	1,315	(182)		1974				2/6/07		15 to 30 years
Harriman, TN	(a	)	387	502	—	—	387	502	889	(151)		1976				9/1/05		15 to 20 years
Harriman, TN	(a	)	314	143	—	176	314	319	633	(72)		1979				11/2/07		15 to 30 years
Harrisburg, PA	(a	)	762	241	—	176	762	417	1,179	(129)		1977				1/30/06		15 to 20 years
Harrisburg, PA	(a	)	611	239	—	—	611	239	850	(147)		1978				1/30/06		15 to 20 years
Harrisburg, PA	(a	)	423	307	—	—	423	307	730	(98)		1973				1/30/06		15 to 20 years
Harvey, IL	(a	)	361	269	(80)	—	281	269	550	(274)		1978				5/25/05		15 to 20 years
Havana, IL	(c	)	439	297	—	—	439	297	736	—		1980				12/21/12		10 to 15 years
Hermitage, PA	(c	)	604	717	—	—	604	717	1,321	(192)		1978				2/6/07		10 to 25 years
Hibbing, MN	(a	)	242	298	—	—	242	298	540	(73)		1979				5/24/05		15 to 30 years
Hickory, NC	(a	)	292	818	—	—	292	818	1,110	(165)		2000				9/29/06		15 to 40 years
Hickory, NC	(a	)	1,105	851	—	—	1,105	851	1,956	(381)		1995				12/29/06		13 to 28 years
Hilliard, OH	(a	)	1,149	1,291	—	—	1,149	1,291	2,440	(348)		1997				9/24/04		15 to 30 years
Hiram, GA	(a	)	1,006	1,142	—	—	1,006	1,142	2,148	(305)		1987				2/28/06		15 to 30 years
Hodgkins, IL	(a	)	1,230	2,048	—	—	1,230	2,048	3,278	(468)		1993				12/29/06		15 to 30 years
Hope Mills, NC	(a	)	408	930	—	—	408	930	1,338	(212)		1990				9/29/06		15 to 30 years
Hornell, NY	(a	)	306	344	—	—	306	344	650	(247)		1978				12/29/06		10 to 15 years
Houston, TX	(a	)	1,286	263	—	—	1,286	263	1,549	(103)		1996				6/25/04		15 to 40 years
Houston, TX	(a	)	1,098	439	—	—	1,098	439	1,537	(198)		1995				6/25/04		15 to 40 years
Houston, TX	(a	)	1,156	352	—	—	1,156	352	1,508	(165)		1995				6/25/04		15 to 30 years
Houston, TX	(a	)	1,086	413	—	—	1,086	413	1,499	(167)		1994				6/25/04		15 to 40 years
Houston, TX	(a	)	585	561	—	—	585	561	1,146	(339)		1979				12/30/04		10 to 15 years
Houston, TX	(a	)	592	302	—	—	592	302	894	(102)		1979				9/28/06		15 to 20 years
Houston, TX	(a	)	2,844	1,620	—	—	2,844	1,620	4,464	(435)		1994				6/29/07		15 to 30 years
Houston, TX	(a	)	2,348	1,348	—	—	2,348	1,348	3,696	(397)		1997				6/29/07		15 to 30 years
Howland Township, OH	(a	)	973	640	—	—	973	640	1,613	(168)		1999				2/6/07		15 to 30 years
Hudson, NC	(a	)	794	616	—	—	794	616	1,410	(160)		1998				9/29/06		15 to 40 years
Hyattsville, MD	(a	)	702	245	—	—	702	245	947	(95)		1985				11/27/06		15 to 20 years
Independence, IA	(a	)	223	473	—	—	223	473	696	(298)		1976				9/23/05		10 to 15 years
Independence, MO	(a	)	1,450	1,967	—	—	1,450	1,967	3,417	(386)		2002				6/29/07		15 to 40 years
Independence, MO	(b	)	396	1,074	—	—	396	1,074	1,470	(57)		1984				10/3/11		15 to 30 years
Independence, OH	(a	)	496	488	—	—	496	488	984	(112)		1977				6/12/08		13 to 28 years
Indianapolis, IN	(a	)	460	587	—	—	460	587	1,047	(145)		1998				9/24/04		15 to 30 years
Indianapolis, IN	(a	)	258	262	—	—	258	262	520	(106)		1970				5/25/05		15 to 20 years
Indianapolis, IN	(a	)	266	310	—	—	266	310	576	(113)		1971				5/25/05		15 to 20 years
Indianapolis, IN	(a	)	170	749	—	—	170	749	919	(222)		1983				5/25/05		15 to 20 years
Indianapolis, IN	(a	)	449	153	—	—	449	153	602	(80)		1968				5/25/05		15 to 20 years
Indianapolis, IN	(a	)	370	150	—	—	370	150	520	(72)		1970				5/25/05		15 to 20 years
Indianapolis, IN	(a	)	1,971	2,295	—	—	1,971	2,295	4,266	(371)		2003				11/10/05		15 to 40 years
Jackson, GA	(b	)	467	729	—	—	467	729	1,196	(29)		1992				2/2/12		15 to 30 years
Jacksonville, FL	(a	)	480	631	—	—	480	631	1,111	(169)		1998				9/24/04		15 to 30 years
Jacksonville, FL	(a	)	930	910	—	—	930	910	1,840	(235)		1986				9/24/04		15 to 30 years
Jacksonville, FL	(a	)	872	509	—	—	872	509	1,381	(191)		1984				9/24/04		15 to 20 years
Jacksonville, FL	(a	)	487	871	—	—	487	871	1,358	(264)		1985				12/30/04		15 to 20 years
Jamestown, NY	(a	)	508	573	—	—	508	573	1,081	(195)		1988				11/10/05		15 to 20 years
Jockson Township, OH	(a	)	1,325	781	—	—	1,325	781	2,106	(196)		1989				2/6/07		15 to 30 years
Johnson City, TN	(c	)	718	450	—	—	718	450	1,168	—		1983				12/21/12		15 to 20 years
Joliet, IL	(a	)	245	193	—	—	245	193	438	(81)		1985				5/25/05		15 to 20 years
Joliet, IL	(a	)	1,994	1,207	—	—	1,994	1,207	3,201	(361)		1996				12/29/06		15 to 30 years
Jonesborough, TN	(c	)	576	329	—	—	576	329	905	—		1987				12/21/12		15 to 20 years
Kansas City, KS	(b	)	594	904	—	—	594	904	1,498	(51)		1999				10/3/11		15 to 30 years
Kansas City, KS	(a	)	349	425	—	—	349	425	774	(23)		1977				10/3/11		14 to 29 years
Kansas City, MO	(b	)	334	654	—	—	334	654	988	(37)		1985				10/3/11		15 to 30 years
Kansas City, MO	(a	)	245	447	—	—	245	447	692	(22)		1985				10/3/11		14 to 29 years
Kennesaw, GA	(a	)	907	499	—	—	907	499	1,406	(139)		2001				2/28/06		15 to 40 years
Kennesaw, GA	(a	)	487	334	—	—	487	334	821	(17)		1991				2/2/12		15 to 20 years
Kimball, TN	(a	)	367	283	—	176	367	459	826	(96)		1987				11/2/07		15 to 30 years
Kingsport, TN	(a	)	592	200	—	—	592	200	792	(186)		1992				11/23/04		15 to 20 years
Kingsport, TN	(c	)	384	877	—	—	384	877	1,261	—		1992				12/21/12		15 to 30 years
Kingwood, TX	(a	)	936	387	—	—	936	387	1,323	(173)		1994				6/25/04		15 to 30 years
Kingwood, WV	(c	)	618	677	—	—	618	677	1,295	—		1979				12/21/12		15 to 20 years
Knoxville, TN	(a	)	635	227	—	—	635	227	862	(164)		1995				11/23/04		15 to 20 years
Knoxville, TN	(a	)	547	230	—	—	547	230	777	(206)		1987				11/23/04		10 to 15 years
Knoxville, TN	(a	)	332	185	—	—	332	185	517	(69)		1977				9/1/05		15 to 20 years
Knoxville, TN	(a	)	561	305	—	—	561	305	866	(97)		1975				9/1/05		15 to 20 years
Knoxville, TN	(a	)	296	343	—	176	296	519	815	(99)		1978				11/2/07		15 to 30 years
Knoxville, TN	(a	)	172	700	—	—	172	700	872	(142)		1991				11/2/07		15 to 30 years
La Mesa, CA	(a	)	1,312	360	—	—	1,312	360	1,672	(239)		1984				7/28/04		10 to 15 years
La Vista, NE	(b	)	499	664	—	—	499	664	1,163	(34)		1992				10/3/11		15 to 30 years
Lafayette, GA	(a	)	246	434	—	176	246	610	856	(118)		1991				11/2/07		15 to 30 years
Lakeville, MN	(a	)	342	439	—	—	342	439	781	(101)		1988				5/24/05		15 to 30 years
Lancaster, PA	(a	)	308	161	—	—	308	161	469	(66)		1977				7/25/06		15 to 30 years
Lander, WY	(a	)	57	1,010	—	—	57	1,010	1,067	(293)		1883				12/29/06		15 to 20 years
Lanham, MD	(a	)	302	193	—	86	302	279	581	(75)		1980				11/27/06		15 to 20 years
Lebanon, PA	(a	)	616	316	—	176	616	492	1,108	(136)		1980				1/30/06		15 to 20 years
Leeds, AL	(a	)	907	926	—	31	907	957	1,864	(409)		2003				9/26/06		9 to 40 years
Lees Summit, MO	(a	)	590	69	55	(69)	645	—	645	—		1995				9/23/05		20 to 20 years
Lewis Center, OH	(a	)	626	560	—	—	626	560	1,186	(157)		1998				6/25/04		15 to 30 years
Lexington, KY	(a	)	636	362	—	—	636	362	998	(228)		1978				12/30/04		10 to 15 years
Lexington, KY	(a	)	713	451	—	—	713	451	1,164	(285)		1976				1/26/05		10 to 15 years
Lexington, KY	(a	)	1,267	944	—	—	1,267	944	2,211	(341)		1996				2/26/07		14 to 30 years
Lillington, NC	(a	)	419	687	—	—	419	687	1,106	(143)		1992				9/29/06		15 to 40 years
Lincoln, IL	(a	)	203	616	—	—	203	616	819	(207)		1990				9/23/05		15 to 20 years
Lithia Springs, GA	(b	)	323	408	—	—	323	408	731	(15)		2001				2/2/12		15 to 30 years
Little Rock, AR	(a	)	917	847	—	—	917	847	1,764	(224)		2004				7/7/05		15 to 30 years
Little Rock, AR	(a	)	699	1,700	—	—	699	1,700	2,399	(541)		1972				2/26/07		14 to 20 years
Lone Tree, CO	(a	)	1,717	1,117	—	—	1,717	1,117	2,834	(337)		2000				9/25/07		13 to 38 years
Louisville, KY	(a	)	334	251	—	—	334	251	585	(82)		1991				9/24/04		15 to 20 years
Louisville, KY	(a	)	1,010	577	—	—	1,010	577	1,587	(159)		1994				11/10/05		15 to 30 years
Louisville, KY	(a	)	854	514	—	—	854	514	1,368	(143)		1994				11/10/05		15 to 30 years
Lubbock, TX	(a	)	534	592	—	—	534	592	1,126	(164)		1997				12/30/04		15 to 30 years
Lubbock, TX	(a	)	687	856	—	—	687	856	1,543	(225)		2003				7/7/05		15 to 30 years
Lufkin, TX	(a)		927	790	—	—	927	790	1,717	(397)		1970				2/26/07		14 to 20 years
Mableton, GA	(a)		454	826	—	—	454	826	1,280	(177)		1987				2/28/06		15 to 30 years
Mableton, GA	(a)		634	578	—	—	634	578	1,212	(137)		1981				2/28/06		15 to 30 years
Madill, OK	(a)		352	648	—	—	352	648	1,000	(422)		1972				6/25/04		10 to 15 years
Madison, GA	(a)		892	739	—	—	892	739	1,631	(189)		1989				1/12/06		15 to 40 years
Madisonville, KY	(a)		1,198	819	—	—	1,198	819	2,017	(221)		1990				9/24/04		15 to 30 years
Manchester, IA	(a)		351	495	—	—	351	495	846	(311)		1977				9/23/05		10 to 15 years
Mansfield, OH	(a)		225	327	—	—	225	327	552	(106)		1972				5/25/05		15 to 20 years
Mansfield, TX	(a)		472	760	—	—	472	760	1,232	(223)		1991				12/29/06		15 to 30 years
Maple Grove, MN	(a)		1,852	1,096	—	—	1,852	1,096	2,948	(322)		1997				9/24/04		15 to 30 years
Maplewood, MN	(a)		214	250	—	—	214	250	464	(80)		1968				5/24/05		15 to 20 years
Maplewood, MO	(a)		180	225	—	—	180	225	405	(80)		1980				5/25/05		15 to 20 years
Maquoketa, IA	(a)		184	90	—	—	184	90	274	(79)		1973				9/23/05		10 to 15 years
Marietta, GA	1,571		3,908	8,630	—	—	3,908	8,630	12,538	(1,940)		1992				10/15/04		15 to 30 years
Marietta, GA	(a)		797	428	—	—	797	428	1,225	(142)		1990				2/28/06		15 to 30 years
Marion, IN	(a)		503	153	—	—	503	153	656	(76)		1990				9/24/04		15 to 20 years
Mars, PA	(a)		946	2,221	—	—	946	2,221	3,167	(523)		1990				6/25/04		15 to 30 years
Marshall, MN	(a)		121	239	—	—	121	239	360	(79)		1975				5/24/05		15 to 20 years
Martinsburg, WV	(a)		887	992	—	—	887	992	1,879	(254)		1999				12/29/05		15 to 30 years
Maryville, TN	(a)		810	306	—	—	810	306	1,116	(155)		1993				11/23/04		15 to 20 years
Matteson, IL	(a)		1,482	1,568	—	—	1,482	1,568	3,050	(393)		1999				12/29/06		15 to 30 years
Maumee, OH	(a)		1,505	1,817	(754)	(667)	751	1,150	1,901	(426)		1997				9/24/04		15 to 30 years
Mayfield, KY	(a)		307	596	—	—	307	596	903	(193)		1997				6/25/04		15 to 30 years
Mayfield, KY	(a)		316	603	—	—	316	603	919	(174)		1986				9/29/06		12 to 27 years
McAllen, TX	(a)		1,819	1,188	—	—	1,819	1,188	3,007	(385)		1997				6/29/07		15 to 30 years
McDonough, GA	(a)		938	697	—	—	938	697	1,635	(204)		1985				9/24/04		15 to 30 years
Mebane, NC	(a)		846	682	—	—	846	682	1,528	(167)		1993				9/29/06		15 to 30 years
Mechanicsburg, PA	(a)		801	481	—	—	801	481	1,282	(189)		1995				1/30/06		15 to 20 years
Mechanicsburg, PA	(a)		874	1,033	—	—	874	1,033	1,907	(207)		2002				1/17/07		15 to 40 years
Melbourne, FL	(c)		2,005	794	—	—	2,005	794	2,799	(238)		1986				12/31/07		15 to 40 years
Mentor, OH	(c)		873	790	—	—	873	790	1,663	(214)		2003				12/31/07		15 to 40 years
Mesa, AZ	(a)		1,318	234	—	—	1,318	234	1,552	(136)		1995				6/25/04		15 to 20 years
Mesa, AZ	(a)		676	911	—	—	676	911	1,587	(46)		1978				10/28/11		14 to 39 years
Miami, FL	(a)		602	14	—	—	602	14	616	(105)		1978				9/24/04		10 to 15 years
Miami, FL	(a)		596	105	—	—	596	105	701	(88)		1978				9/24/04		10 to 15 years
Midlothian, VA	(a)		823	1,151	—	—	823	1,151	1,974	(231)		1994				11/28/06		15 to 30 years
Milan, IL	(b)		161	533	—	—	161	533	694	(26)		1997				10/3/11		15 to 30 years
Millcreek Township, PA	(a)		463	565	—	—	463	565	1,028	(149)		1973				2/6/07		15 to 30 years
Milwaukee, WI	(a)		867	1,867	(525)	(1,045)	342	822	1,164	(402)		2001				12/29/06		13 to 30 years
Minneapolis, MN	(a)		205	197	—	—	205	197	402	(64)		1978				5/24/05		15 to 20 years
Mobile, AL	(a)		587	487	—	—	587	487	1,074	(158)		1985				9/24/04		15 to 20 years
Moline, IL	(b	)	424	520	—	—	424	520	944	(25)		2009				10/3/11		15 to 40 years
Moncks Corner, SC	(a	)	573	466	—	—	573	466	1,039	(191)		1998				9/24/04		15 to 20 years
Monroe Township, PA	(a	)	426	653	—	—	426	653	1,079	(175)		1976				2/6/07		15 to 30 years
Mooresville, IN	(a	)	560	549	—	—	560	549	1,109	(214)		1998				9/23/05		15 to 20 years
Morristown, TN	(a	)	588	781	—	—	588	781	1,369	(175)		1987				9/1/05		15 to 30 years
Morristown, TN	(a	)	436	290	—	—	436	290	726	(103)		1976				9/1/05		15 to 20 years
Morrow, GA	(a	)	652	450	—	—	652	450	1,102	(122)		1995				2/28/06		15 to 30 years
Morrow, GA	(b	)	530	568	—	—	530	568	1,098	(18)		2006				2/2/12		15 to 40 years
Moss Point, MS	(a	)	320	302	—	—	320	302	622	(182)		1984				9/24/04		10 to 15 years
Mount Carmel, TN	(c	)	499	536	—	—	499	536	1,035	—		1988				12/21/12		15 to 30 years
Mount Pleasant, MI	(a	)	485	642	—	—	485	642	1,127	(161)		1997				12/29/05		15 to 30 years
Mt. Pleasant, MI	(a	)	657	854	—	—	657	854	1,511	(200)		2010				12/29/06		13 to 38 years
Muskogee, OK	(a	)	968	1,259	—	—	968	1,259	2,227	(407)		1984				2/26/07		14 to 30 years
Nappanee, IN	(c	)	301	413	—	—	301	413	714	(155)		2005				12/21/07		15 to 20 years
New Albany, IN	(a	)	497	278	—	—	497	278	775	(99)		1992				9/24/04		15 to 30 years
New Cumberland, PA	(a	)	634	278	—	176	634	454	1,088	(133)		1990				1/30/06		15 to 20 years
New Orleans, LA	(a	)	312	240	—	—	312	240	552	(85)		1991				9/24/04		15 to 30 years
Newport News, VA	(c	)	1,184	311	—	—	1,184	311	1,495	(165)		1995				6/25/04		10 to 25 years
Niagara Falls, NY	(a	)	1,359	551	—	—	1,359	551	1,910	(159)		1979				11/10/05		15 to 30 years
Norcross, GA	(a	)	678	402	—	—	678	402	1,080	(138)		1982				2/28/06		15 to 20 years
Normal, IL	(c	)	394	240	—	—	394	240	634	—		1980				12/21/12		10 to 15 years
Norman, OK	(a	)	1,466	2,294	—	—	1,466	2,294	3,760	(605)		1992				7/2/07		15 to 30 years
Normandy, MO	(a	)	265	329	—	—	265	329	594	(117)		1978				5/25/05		15 to 20 years
North Canton, OH	(a	)	484	497	(14)	—	470	497	967	(176)		1989				12/29/06		15 to 20 years
North Little Rock, AR	(a	)	1,398	1,289	—	—	1,398	1,289	2,687	(459)		1993				9/23/05		15 to 20 years
Oak Ridge, TN	(a	)	419	634	—	—	419	634	1,053	(165)		1995				6/25/04		15 to 30 years
Oak Ridge, TN	(a	)	669	548	—	—	669	548	1,217	(119)		1976				9/1/05		15 to 30 years
Omaha, NE	(b	)	477	408	—	—	477	408	885	(20)		1994				10/3/11		15 to 30 years
Omaha, NE	(b	)	539	380	—	—	539	380	919	(15)		2006				10/3/11		15 to 40 years
Orange City, FL	(a	)	409	694	—	—	409	694	1,103	(250)		1984				9/24/04		11 to 20 years
Orlando, FL	(a	)	1,249	729	—	—	1,249	729	1,978	(286)		1985				6/25/04		15 to 20 years
Orlando, FL	(a	)	642	178	—	—	642	178	820	(136)		1967				12/30/04		10 to 15 years
Orlando, FL	(c	)	2,006	570	—	—	2,006	570	2,576	(165)		2002				12/31/07		15 to 40 years
Oshkosh, WI	(a	)	765	829	(40)	—	725	829	1,554	(317)		1984				12/29/05		15 to 20 years
Overland, MO	(a	)	278	494	—	—	278	494	772	(159)		1972				5/25/05		15 to 20 years
Owensboro, KY	(a	)	250	502	—	—	250	502	752	(91)		2000				6/25/04		30 to 30 years
Paducah, KY	(a	)	1,508	959	—	—	1,508	959	2,467	(341)		1984				2/26/07		14 to 30 years
Palatine, IL	(a	)	772	505	—	—	772	505	1,277	(182)		1972				9/29/06		15 to 20 years
Pana, IL	(a	)	168	128	—	—	168	128	296	(86)		1985				9/23/05		10 to 15 years
Parkersburg, WV	(a	)	416	658	—	75	416	733	1,149	(214)		1986				3/7/07		4 to 20 years
Parkersburg, WV	(c	)	457	309	—	—	457	309	766	—		1999				12/21/12		10 to 15 years
Parma Heightsd, OH	(a	)	598	535	—	—	598	535	1,133	(113)		2004				6/12/08		13 to 38 years
Pasadena, TX	(a	)	847	832	—	—	847	832	1,679	(502)		1973				12/30/04		10 to 15 years
Pasadena, TX	(a	)	810	739	—	—	810	739	1,549	(453)		1977				12/30/04		10 to 15 years
Paxton, IL	(a	)	324	658	—	—	324	658	982	(262)		1986				12/29/05		15 to 20 years
Pensacola, FL	(a	)	860	291	—	—	860	291	1,151	(226)		1977				7/28/04		10 to 15 years
Peoria, IL	(a	)	154	320	—	—	154	320	474	(113)		1976				5/25/05		15 to 20 years
Peoria, IL	(c	)	383	270	—	—	383	270	653	—		1980				12/21/12		10 to 15 years
Peoria, IL	(c	)	282	435	—	—	282	435	717	—		1980				12/21/12		15 to 20 years
Philippi, WV	(c	)	405	232	—	—	405	232	637	—		1986				12/21/12		10 to 15 years
Phoenix, AZ	(a	)	787	663	—	—	787	663	1,450	(45)		1964				10/28/11		14 to 29 years
Pineville, LA	(a	)	558	1,044	—	—	558	1,044	1,602	(258)		1996				6/25/04		11 to 30 years
Pittsburgh, PA	(a	)	1,289	1,871	—	—	1,289	1,871	3,160	(432)		1992				6/25/04		15 to 30 years
Plano, TX	(a	)	2,418	1,529	—	—	2,418	1,529	3,947	(349)		1998				6/29/07		15 to 40 years
Port Allen, LA	(a	)	521	575	—	—	521	575	1,096	(179)		1997				9/24/04		15 to 30 years
Powell, TN	(a	)	252	377	—	176	252	553	805	(113)		1982				11/2/07		15 to 30 years
Pulaski, VA	(a	)	444	236	—	—	444	236	680	(170)		1994				11/23/04		15 to 20 years
Quincy, FL	(a	)	1,015	416	—	—	1,015	416	1,431	(246)		1989				9/24/04		15 to 20 years
Radford, VA	(a	)	499	248	—	—	499	248	747	(200)		1995				11/23/04		15 to 20 years
Rapid City, SD	(a	)	878	1,657	—	—	878	1,657	2,535	(474)		1902				12/29/06		15 to 20 years
Rawlins, WY	(a	)	25	406	—	—	25	406	431	(125)		1958				12/29/06		15 to 20 years
Red Bank, TN	(a	)	610	557	—	—	610	557	1,167	(201)		1997				6/25/04		15 to 30 years
Reston, VA	(a	)	1,033	193	—	—	1,033	193	1,226	(80)		1977				11/27/06		15 to 20 years
Richmond, VA	(a	)	1,253	1,410	—	—	1,253	1,410	2,663	(295)		1977				11/28/06		15 to 30 years
Richmond, VA	(a	)	799	1,779	—	—	799	1,779	2,578	(348)		1994				11/28/06		15 to 30 years
Ringgold, GA	(a	)	387	374	—	—	387	374	761	(100)		1990				11/2/07		15 to 30 years
Rio Grande City, TX	(a	)	634	1,364	—	—	634	1,364	1,998	(272)		1999				4/1/05		15 to 40 years
Roanoke, VA	(a	)	493	929	—	—	493	929	1,422	(221)		1976				1/17/07		15 to 30 years
Rochester, MN	(a	)	561	83	66	(83)	627	—	627	—		1996				9/23/05		20 to 20 years
Rock Falls, IL	(a	)	314	631	—	—	314	631	945	(168)		1995				9/23/05		15 to 30 years
Rock Hill, SC	(a	)	373	722	—	—	373	722	1,095	(238)		1978				12/29/05		15 to 20 years
Rock Island, IL	(b	)	195	531	—	—	195	531	726	(27)		1994				10/3/11		15 to 30 years
Rogersville, TN	(c	)	384	964	—	—	384	964	1,348	—		1986				12/21/12		15 to 30 years
Romeoville, IL	(a	)	789	713	—	—	789	713	1,502	(233)		1999				9/23/05		15 to 20 years
Roswell, GA	(a	)	513	559	—	—	513	559	1,072	(17)		2006				2/2/12		15 to 40 years
Round Lake Beach, IL	(a	)	883	1,249	—	—	883	1,249	2,132	(270)		1998				12/29/06		15 to 40 years
Saint Ann, MO	(a	)	588	613	—	—	588	613	1,201	(245)		1985				9/23/05		15 to 20 years
Saint Cloud, FL	(a	)	1,193	557	—	—	1,193	557	1,750	(205)		1983				6/25/04		15 to 20 years
Saint Louis, MO	(a	)	828	351	—	—	828	351	1,179	(173)		1986				9/24/04		15 to 20 years
Saint Louis, MO	(a	)	503	651	—	—	503	651	1,154	(222)		1976				9/24/04		15 to 20 years
Salem, IL	(a	)	271	218	—	—	271	218	489	(65)		2000				7/28/04		15 to 30 years
San Antonio, TX	(a	)	517	373	—	—	517	373	890	(115)		2002				9/25/06		15 to 30 years
San Antonio, TX	(a	)	349	429	—	—	349	429	778	(150)	1983		9/25/06		15 to 20 years
San Antonio, TX	(a	)	428	339	—	—	428	339	767	(106)	2001		9/25/06		15 to 30 years
San Antonio, TX	(a	)	539	300	—	—	539	300	839	(115)	2001		9/25/06		15 to 30 years
Sandusky, OH	(a	)	922	406	(203)	(89)	719	317	1,036	(68)	1987		6/12/08		14 to 29 years
Sauk Centre, MN	(a	)	219	138	—	—	219	138	357	(60)	1979		5/24/05		15 to 20 years
Sauk Rapids, MN	(a	)	240	126	—	—	240	126	366	(49)	1978		5/24/05		15 to 20 years
Sedalia, MO	(a	)	751	662	—	—	751	662	1,413	(202)	1983		12/29/06		15 to 30 years
Shelbyville, IL	(a	)	265	122	—	—	265	122	387	(94)	1976		9/23/05		10 to 15 years
Shelbyville, IN	(c	)	549	752	—	—	549	752	1,301	(144)	2006		12/21/07		15 to 50 years
Sherman, TX	(a	)	1,013	1,286	—	—	1,013	1,286	2,299	(446)	1994		2/26/07		14 to 30 years
Shreveport, LA	(a	)	759	964	—	—	759	964	1,723	(326)	1964		2/26/07		14 to 20 years
Silver Spring, MD	(a	)	1,008	251	—	—	1,008	251	1,259	(105)	1983		11/27/06		15 to 20 years
So. Parkersburg, WV	(c	)	383	404	—	—	383	404	787	—	1986		12/21/12		15 to 20 years
Soddy Daisy, TN	(a	)	316	404	—	—	316	404	720	(109)	1989		11/2/07		15 to 30 years
South Charleston, WV	(c	)	524	541	—	—	524	541	1,065	—	1993		12/21/12		15 to 20 years
Springfield, IL	(a	)	1,072	642	—	—	1,072	642	1,714	(280)	1988		9/23/05		15 to 20 years
Springfield, IL	(a	)	571	630	—	—	571	630	1,201	(184)	1997		9/23/05		15 to 30 years
Springfield, IL	(c	)	1,115	771	—	—	1,115	771	1,886	(202)	1996		12/31/07		15 to 40 years
Springfield, MO	(a	)	1,655	1,467	—	—	1,655	1,467	3,122	(445)	1993		9/23/05		15 to 30 years
Springfield, MO	(a	)	439	719	—	—	439	719	1,158	(193)	2004		12/29/06		15 to 40 years
Springville, NY	(a	)	678	586	—	—	678	586	1,264	(151)	1988		11/10/05		15 to 30 years
St. Louis, MO	(a	)	290	211	—	—	290	211	501	(87)	1973		5/25/05		15 to 20 years
St. Louis, MO	(a	)	231	337	—	—	231	337	568	(112)	1972		5/25/05		15 to 20 years
St. Louis, MO	(a	)	189	227	—	—	189	227	416	(84)	1972		5/25/05		15 to 20 years
St. Louis, MO	(a	)	464	218	—	—	464	218	682	(100)	1978		5/25/05		15 to 20 years
Statesboro, GA	(a	)	779	777	—	—	779	777	1,556	(236)	1985		9/24/04		15 to 20 years
Sterling Heights, MI	(a	)	866	960	—	—	866	960	1,826	(234)	2000		12/29/05		15 to 30 years
Stillwater, MN	(a	)	1,051	1,051	—	—	1,051	1,051	2,102	(338)	1998		9/24/04		15 to 30 years
Stockbridge, GA	(b	)	388	353	—	—	388	353	741	(13)	2001		2/2/12		15 to 30 years
Stone Mountain, GA	(b	)	379	487	—	—	379	487	866	(17)	1986		2/2/12		15 to 30 years
Sun City, AZ	(a	)	771	372	—	—	771	372	1,143	(137)	1986		12/29/06		15 to 20 years
Superior, WI	(a	)	311	463	—	—	311	463	774	(143)	1976		5/24/05		15 to 20 years
Sweetwater, TN	(a	)	602	550	—	—	602	550	1,152	(141)	1999		12/29/06		15 to 40 years
Sweetwater, TN	(a	)	231	307	—	—	231	307	538	(87)	1979		11/2/07		15 to 30 years
Tarentum, PA	(c	)	1,481	676	—	—	1,481	676	2,157	(197)	2006		12/31/07		15 to 40 years
Taylorville, IL	(a	)	154	352	—	—	154	352	506	(205)	1980		9/23/05		10 to 15 years
Tempe, AZ	(a	)	480	361	—	—	480	361	841	(110)	2003		9/25/06		15 to 30 years
Thurmont, MD	(a	)	857	307	—	—	857	307	1,164	(119)	1985		11/27/06		15 to 20 years
Tipp City, OH	(a	)	789	332	—	—	789	332	1,121	(145)	1991		12/29/06		15 to 20 years
Tipton, IA	(a	)	240	408	—	—	240	408	648	(279)	1991		9/23/05		10 to 15 years
Tooele, UT	(a	)	552	624	—	—	552	624	1,176	(247)	1988		9/24/04		15 to 20 years
Trenton, GA	(a	)	300	227	—	—	300	227	527	(80)		1991				11/2/07		15 to 30 years
Tulsa, OK	(a	)	983	1,232	—	—	983	1,232	2,215	(376)		1976				2/26/07		14 to 30 years
Tulsa, OK	(a	)	1,540	1,997	—	—	1,540	1,997	3,537	(417)		2002				7/2/07		15 to 40 years
Two Harbors, MN	(a	)	136	248	—	—	136	248	384	(49)		1984				5/24/05		15 to 30 years
Upper Marlboro, MD	(a	)	290	172	—	—	290	172	462	(79)		1983				11/27/06		15 to 20 years
Valdosta, GA	(a	)	472	347	—	—	472	347	819	(105)		2000				12/29/06		15 to 30 years
Vandalia, IL	(a	)	409	202	—	—	409	202	611	(190)		1977				9/23/05		10 to 15 years
Vernon Township, PA	(a	)	981	1,056	—	—	981	1,056	2,037	(250)		1983				2/6/07		15 to 30 years
Villa Rica, GA	(a	)	807	629	—	—	807	629	1,436	(183)		1999				2/28/06		15 to 30 years
Vinton, IA	(a	)	121	114	—	—	121	114	235	(96)		1978				9/23/05		10 to 15 years
Walkersville, MD	(a	)	381	238	—	—	381	238	619	(86)		1985				11/27/06		15 to 20 years
Warren, MI	(a	)	488	215	—	—	488	215	703	(84)		1979				5/25/05		15 to 20 years
Warrenton, VA	(a	)	378	254	—	—	378	254	632	(98)		1985				12/19/06		15 to 20 years
Warwick, RI	(c	)	1,593	1,314	—	—	1,593	1,314	2,907	(301)		1990				12/31/07		15 to 40 years
Washington Park, IL	(a	)	119	324	—	—	119	324	443	(108)		1980				5/25/05		15 to 20 years
Washington, IL	(c	)	264	460	—	—	264	460	724	—		1980				12/21/12		15 to 20 years
Watertown, WI	(a	)	267	338	—	—	267	338	605	(95)		1986				12/21/07		13 to 18 years
Waynesburg , PA	(c	)	323	918	—	—	323	918	1,241	—		1982				12/21/12		15 to 30 years
Weslaco, TX	(a	)	900	2,306	—	—	900	2,306	3,206	(418)		2001				4/1/05		15 to 40 years
West Carrollton, OH	(a	)	699	515	(535)	(351)	164	164	328	(102)		1983				12/29/06		15 to 30 years
Westchester, IL	(a	)	765	437	—	—	765	437	1,202	(138)		1986				9/29/06		15 to 20 years
Weston, WV	(c	)	158	695	—	—	158	695	853	—		1981				12/21/12		15 to 30 years
White Township, PA	(a	)	331	323	—	—	331	323	654	(104)		1982				2/6/07		15 to 30 years
Wichita Falls, TX	(a	)	851	1,077	—	—	851	1,077	1,928	(505)		1976				2/26/07		14 to 20 years
Winchester, TN	(a	)	400	291	—	—	400	291	691	(106)		1993				12/29/06		15 to 20 years
Winter Springs, FL	(a	)	523	446	—	—	523	446	969	(179)		1988				12/30/04		15 to 20 years
Woodbury, MN	(a	)	555	411	—	—	555	411	966	(98)		1987				5/24/05		15 to 30 years
Wytheville, VA	(a	)	446	172	—	—	446	172	618	(121)		1995				11/23/04		15 to 20 years
Yukon, OK	(a	)	555	373	—	—	555	373	928	(136)		2003				9/30/04		15 to 30 years
General and discount retail properies
Aberdeen, SD	(b	)	3,857	3,348	—	—	3,857	3,348	7,205	(875)		1984				5/31/06		15 to 30 years
Ainsworth, NE	(a	)	360	1,829	—	—	360	1,829	2,189	(251)		2007				12/11/07		12 to 47 years
Albany, MO	(b	)	66	410	—	—	66	410	476	(89)		1990				5/31/06		15 to 30 years
Albert Lea, MN	(b	)	2,526	3,141	—	—	2,526	3,141	5,667	(1,054)		1985				5/31/06		15 to 20 years
Allegan, MI	(b	)	741	1,198	—	—	741	1,198	1,939	(318)		2000				5/31/06		15 to 30 years
Appleton, WI	(b	)	4,898	5,804	—	—	4,898	5,804	10,702	(1,286)		1971				5/31/06		15 to 30 years
Arcadia, WI	(b	)	673	983	—	—	673	983	1,656	(326)		2000				5/31/06		15 to 30 years
Archbold, OH	(b	)	631	1,229	—	—	631	1,229	1,860	(326)		2000				5/31/06		15 to 30 years
Ashland, WI	(b	)	462	791	—	—	462	791	1,253	(292)		1975				5/31/06		15 to 20 years
Ashwaubenon, WI	(b	)	6,155	6,298	—	—	6,155	6,298	12,453	(1,394)		1979				5/31/06		15 to 30 years
Ashwaubenon, WI	(b	)	264	1,681	—	—	264	1,681	1,945	(350)		2000				5/31/06		15 to 30 years
Attica, IN	(b	)	550	1,116	—	—	550	1,116	1,666	(301)		1999				5/31/06		15 to 30 years
Austin, MN	(b	)	4,246	4,444	—	—	4,246	4,444	8,690	(1,090)		1983				5/31/06		15 to 30 years
Bellevue, NE	(b	)	3,269	3,482	—	—	3,269	3,482	6,751	(872)		1984				5/31/06		15 to 30 years
Beloit, WI	(b	)	3,191	4,414	—	—	3,191	4,414	7,605	(1,455)		1978				5/31/06		15 to 20 years
Bethany, MO	(b	)	648	379	—	—	648	379	1,027	(184)		1974				5/31/06		15 to 20 years
Billings, MT	(b	)	3,035	4,509	(259)	—	2,776	4,509	7,285	(1,048)		1990				5/31/06		15 to 30 years
Bloomfield, IN	(b	)	639	940	—	—	639	940	1,579	(279)		1999				5/31/06		15 to 30 years
Boise, ID	(b	)	5,017	12,407	—	—	5,017	12,407	17,424	(3,697)		1992				5/31/06		15 to 30 years
Boise, ID	(b	)	2,036	5,555	—	—	2,036	5,555	7,591	(1,236)		1989				5/31/06		15 to 30 years
Boone County, IL	(b	)	3,061	3,609	—	—	3,061	3,609	6,670	(905)		1995				5/31/06		15 to 30 years
Brigham City, UT	(b	)	1,814	2,540	—	—	1,814	2,540	4,354	(625)		1990				5/31/06		15 to 30 years
Burlington, IA	(b	)	1,117	1,825	—	—	1,117	1,825	2,942	(575)		1985				5/31/06		15 to 20 years
Burlington, KS	(b	)	371	565	—	—	371	565	936	(209)		1990				5/31/06		15 to 20 years
Carrollton, MO	(b	)	352	345	—	—	352	345	697	(186)		1994				7/21/11		10 to 20 years
Centerville, TN	(b	)	420	776	—	—	420	776	1,196	(220)		2000				5/31/06		15 to 30 years
Clare, MI	(b	)	1,219	760	—	—	1,219	760	1,979	(321)		2000				5/31/06		15 to 30 years
Clarion, IA	(b	)	365	812	—	—	365	812	1,177	(219)		2000				5/31/06		15 to 30 years
Clintonville, WI	(b	)	495	1,089	—	—	495	1,089	1,584	(366)		1978				5/31/06		15 to 20 years
Coeur D’Alene, ID	(b	)	7,247	4,907	—	—	7,247	4,907	12,154	(1,596)		1987				5/31/06		15 to 20 years
De Pere, WI	(b	)	2,805	3,593	—	—	2,805	3,593	6,398	(1,085)		1967				5/31/06		15 to 20 years
De Pere, WI	(b	)	4,961	8,243	—	—	4,961	8,243	13,204	(3,458)		1987				5/31/06		15 to 20 years
Delavan, WI	(b	)	1,752	4,387	(118)	—	1,634	4,387	6,021	(1,019)		1995				5/31/06		15 to 30 years
Detroit Lakes, MN	(b	)	811	1,392	—	—	811	1,392	2,203	(473)		1974				5/31/06		15 to 20 years
Dixon, IL	(b	)	1,502	2,810	—	—	1,502	2,810	4,312	(696)		1993				5/31/06		15 to 30 years
Dowagiac, MI	(b	)	762	984	—	—	762	984	1,746	(284)		2000				5/31/06		15 to 30 years
Duluth, MN	(b	)	4,722	6,955	—	—	4,722	6,955	11,677	(1,558)		1993				5/31/06		15 to 30 years
Dyersville, IA	(b	)	381	1,082	—	—	381	1,082	1,463	(272)		2000				5/31/06		15 to 30 years
Eau Claire, WI	(b	)	3,652	5,217	—	—	3,652	5,217	8,869	(1,226)		1978				5/31/06		15 to 30 years
Escanaba, MI	(b	)	3,030	3,321	—	—	3,030	3,321	6,351	(1,061)		1971				5/31/06		15 to 20 years
Estherville, IA	(b	)	630	463	—	—	630	463	1,093	(216)		1976				5/31/06		15 to 20 years
Fairmont, MN	(b	)	2,393	3,546	—	—	2,393	3,546	5,939	(831)		1984				5/31/06		15 to 30 years
Fergus Falls, MN	(b	)	738	1,175	—	—	738	1,175	1,913	(376)		1986				5/31/06		15 to 20 years
Fond Du Lac, WI	(b	)	4,110	5,210	—	—	4,110	5,210	9,320	(1,155)		1985				5/31/06		15 to 30 years
Fort Atkinson, WI	(b	)	1,005	2,873	—	—	1,005	2,873	3,878	(671)		1984				5/31/06		15 to 30 years
Freeport, IL	(b	)	1,941	2,431	—	—	1,941	2,431	4,372	(699)		1994				5/31/06		15 to 30 years
Gallatin, MO	(b	)	57	405	—	—	57	405	462	(91)		1990				5/31/06		15 to 30 years
Glasgow, MT	(b	)	772	1,623	—	—	772	1,623	2,395	(429)		1998				5/31/06		15 to 30 years
Glenwood, MN	(b	)	775	1,404	—	—	775	1,404	2,179	(308)		1996				5/31/06		15 to 40 years
Gothenburg, NE	(a	)	391	1,798	—	—	391	1,798	2,189	(247)		2007				12/11/07		12 to 47 years
Grafton, WI	(b	)	2,952	4,206	—	—	2,952	4,206	7,158	(1,035)		1989				5/31/06		15 to 30 years
Grand Island, NE	(b	)	3,401	5,497	—	—	3,401	5,497	8,898	(1,365)		1983				5/31/06		15 to 30 years
Great Falls, MT	(b	)	2,998	4,929	—	—	2,998	4,929	7,927	(1,576)		1985				5/31/06		15 to 20 years
Green Bay, WI	(b	)	8,698	12,160	—	—	8,698	12,160	20,858	(3,567)		2000				5/31/06		15 to 20 years
Green Bay, WI	(b	)	4,788	4,605	—	—	4,788	4,605	9,393	(1,493)		1966				5/31/06		15 to 20 years
Greenfield, OH	(b	)	555	1,041	—	—	555	1,041	1,596	(283)		2000				5/31/06		15 to 30 years
Hart, MI	(b	)	565	1,377	—	—	565	1,377	1,942	(336)		1999				5/31/06		15 to 30 years
Havana, IL	(b	)	526	813	—	—	526	813	1,339	(231)		2000				5/31/06		15 to 30 years
Helena, MT	(b	)	3,176	5,583	(724)	—	2,452	5,583	8,035	(1,261)		1992				5/31/06		15 to 30 years
Hodgenville, KY	(b	)	709	838	—	—	709	838	1,547	(259)		1999				5/31/06		15 to 30 years
Houghton, MI	(b	)	1,963	4,025	—	—	1,963	4,025	5,988	(1,044)		1994				5/31/06		15 to 30 years
Howard, WI	(b	)	1,269	1,937	—	—	1,269	1,937	3,206	(421)		2005				5/31/06		15 to 40 years
Hutchinson, MN	(b	)	2,793	4,108	—	—	2,793	4,108	6,901	(949)		1991				5/31/06		15 to 30 years
Idaho Falls, ID	(b	)	1,721	3,231	—	—	1,721	3,231	4,952	(1,037)		1986				5/31/06		15 to 20 years
Jacksonville, IL	(b	)	3,603	3,569	—	—	3,603	3,569	7,172	(1,134)		1996				5/31/06		15 to 30 years
Janesville, WI	(b	)	3,166	4,808	—	—	3,166	4,808	7,974	(1,506)		1980				5/31/06		15 to 20 years
Kennewick, WA	(b	)	4,044	5,347	—	—	4,044	5,347	9,391	(1,272)		1989				5/31/06		15 to 30 years
Kenosha, WA	(b	)	3,079	4,259	—	—	3,079	4,259	7,338	(1,399)		1980				5/31/06		15 to 20 years
Kewaunee, WI	(b	)	872	758	—	—	872	758	1,630	(295)		2000				5/31/06		15 to 30 years
Kimberly, WI	(b	)	3,550	4,749	—	—	3,550	4,749	8,299	(1,451)		1979				5/31/06		15 to 20 years
Kingsford, MI	(b	)	3,736	3,570	—	—	3,736	3,570	7,306	(1,169)		1970				5/31/06		15 to 20 years
La Crosse, WI	(b	)	2,896	3,810	—	—	2,896	3,810	6,706	(1,210)		1978				5/31/06		15 to 20 years
Lake Hallie, WI	(b	)	2,627	3,965	—	—	2,627	3,965	6,592	(1,118)		1982				5/31/06		15 to 30 years
Lancaster, WI	(b	)	581	1,018	—	—	581	1,018	1,599	(282)		1999				5/31/06		15 to 30 years
Lander, WY	(b	)	289	589	—	—	289	589	878	(205)		1974				5/31/06		15 to 20 years
Layton, UT	(b	)	2,950	3,408	—	—	2,950	3,408	6,358	(836)		1988				5/31/06		15 to 30 years
Ledgeview, WI	(b	)	1,275	2,113	—	—	1,275	2,113	3,388	(457)		2005				5/31/06		15 to 40 years
Lewiston, ID	(b	)	409	2,999	—	—	409	2,999	3,408	(966)		1987				5/31/06		15 to 20 years
Liberty, KY	(b	)	474	945	—	—	474	945	1,419	(250)		2000				5/31/06		15 to 30 years
Lincoln, NE	(b	)	4,186	4,150	—	—	4,186	4,150	8,336	(948)		1983				5/31/06		15 to 30 years
Livingston, TN	(b	)	429	822	—	—	429	822	1,251	(227)		2000				5/31/06		15 to 30 years
Logan, UT	(b	)	454	3,453	—	—	454	3,453	3,907	(1,107)		1989				5/31/06		15 to 20 years
Loogootee, IN	(b	)	571	973	—	—	571	973	1,544	(274)		1999				5/31/06		15 to 30 years
Madison, SD	(b	)	1,060	1,015	—	—	1,060	1,015	2,075	(399)		1975				5/31/06		15 to 20 years
Madison, WI	(b	)	4,072	5,777	—	—	4,072	5,777	9,849	(1,316)		1988				5/31/06		15 to 30 years
Madison, WI	(b	)	2,836	4,522	—	—	2,836	4,522	7,358	(1,237)		1982				5/31/06		15 to 30 years
Madison, WI	(b	)	5,632	5,299	—	—	5,632	5,299	10,931	(1,246)		1980				5/31/06		15 to 30 years
Manistique, MI	(b	)	659	1,223	—	—	659	1,223	1,882	(331)		2000				5/31/06		15 to 30 years
Manitowoc, WI	(b	)	2,573	4,011	—	—	2,573	4,011	6,584	(1,307)		1977				5/31/06		15 to 20 years
Mankato, MN	(b	)	6,167	4,861	—	—	6,167	4,861	11,028	(1,524)		1971				5/31/06		15 to 20 years
Marinette, WI	(b	)	1,452	3,736	—	—	1,452	3,736	5,188	(886)		1990				5/31/06		15 to 30 years
Marion, KY	(b	)	724	765	—	—	724	765	1,489	(255)		2000				5/31/06		15 to 30 years
Marquette, MI	(b	)	4,423	5,774	—	—	4,423	5,774	10,197	(1,808)	1969		5/31/06		15 to 20 years
Marshall, MN	(b	)	4,152	2,872	—	—	4,152	2,872	7,024	(1,024)	1972		5/31/06		15 to 20 years
Marshfield, WI	(b	)	3,272	4,406	—	—	3,272	4,406	7,678	(1,350)	1968		5/31/06		15 to 20 years
Mason City, IA	(b	)	2,186	3,888	—	—	2,186	3,888	6,074	(1,233)	1985		5/31/06		15 to 20 years
Memphis, MO	(b	)	448	313	—	—	448	313	761	(140)	1983		5/31/06		15 to 20 years
Menasha, WI	(b	)	3,137	3,245	—	—	3,137	3,245	6,382	(811)	1981		5/31/06		15 to 30 years
Minerva, OH	(b	)	1,103	902	—	—	1,103	902	2,005	(337)	2000		5/31/06		15 to 30 years
Missoula, MT	(b	)	4,123	5,253	—	—	4,123	5,253	9,376	(1,600)	1987		5/31/06		15 to 20 years
Mitchell, IN	(b	)	554	791	—	—	554	791	1,345	(241)	2000		5/31/06		15 to 30 years
Mitchell, SD	(b	)	3,918	3,126	—	—	3,918	3,126	7,044	(1,033)	1973		5/31/06		15 to 20 years
Monmouth, IL	(b	)	2,037	1,166	—	—	2,037	1,166	3,203	(527)	1971		5/31/06		15 to 20 years
Monona, WI	(b	)	2,982	4,700	—	—	2,982	4,700	7,682	(1,142)	1981		5/31/06		15 to 30 years
Monroe, WI	(b	)	1,526	4,027	—	—	1,526	4,027	5,553	(938)	1994		5/31/06		15 to 30 years
Monticello, IL	(b	)	641	1,172	—	—	641	1,172	1,813	(314)	1999		5/31/06		15 to 30 years
Montpelier, OH	(b	)	557	1,130	—	—	557	1,130	1,687	(299)	2000		5/31/06		15 to 30 years
Morgantown, KY	(b	)	518	871	—	—	518	871	1,389	(241)	1999		5/31/06		15 to 30 years
Mount Ayr, IA	(b	)	228	666	—	—	228	666	894	(162)	1995		5/31/06		15 to 30 years
Mt Carmel, IL	(b	)	972	1,602	—	—	972	1,602	2,574	(560)	2000		5/31/06		15 to 20 years
Munfordville, KY	(b	)	672	766	—	—	672	766	1,438	(245)	2000		5/31/06		15 to 30 years
Nampa, ID	(b	)	2,080	4,014	—	—	2,080	4,014	6,094	(1,276)	1986		5/31/06		15 to 20 years
Neenah, WI	(b	)	2,944	5,595	(38)	—	2,906	5,595	8,501	(1,256)	1990		5/31/06		15 to 30 years
Newaygo, MI	(b	)	633	1,155	—	—	633	1,155	1,788	(305)	2000		5/31/06		15 to 30 years
Norfolk, NE	(b	)	2,701	2,912	—	—	2,701	2,912	5,613	(846)	1984		5/31/06		15 to 30 years
North Platte, NE	(b	)	2,734	3,378	—	—	2,734	3,378	6,112	(776)	1985		5/31/06		15 to 30 years
Oconto, WI	(b	)	496	1,176	—	—	496	1,176	1,672	(318)	2000		5/31/06		15 to 30 years
Ogden, UT	(b	)	2,448	3,864	—	—	2,448	3,864	6,312	(901)	1988		5/31/06		15 to 30 years
Omaha, NE	(b	)	1,024	7,113	—	—	1,024	7,113	8,137	(1,604)	1966		5/31/06		15 to 30 years
Omaha, NE	(b	)	5,320	4,086	—	—	5,320	4,086	9,406	(989)	1985		5/31/06		15 to 30 years
Omaha, NE	(b	)	5,477	3,986	—	—	5,477	3,986	9,463	(960)	1984		5/31/06		15 to 30 years
Omaha, NE	(b	)	7,431	14,273	—	—	7,431	14,273	21,704	(4,559)	2000		5/31/06		15 to 30 years
Onalaska, WI	(b	)	2,468	4,392	—	—	2,468	4,392	6,860	(1,028)	1989		5/31/06		15 to 30 years
O’Neill, NE	(a	)	400	1,752	—	—	400	1,752	2,152	(274)	1972		8/24/07		12 to 47 years
Osceola, IA	(b	)	322	422	—	—	322	422	744	(146)	1978		5/31/06		15 to 20 years
Oshkosh, WI	(b	)	3,594	4,384	—	—	3,594	4,384	7,978	(1,022)	1984		5/31/06		15 to 30 years
Park Rapids, MN	(b	)	877	1,089	—	—	877	1,089	1,966	(380)	1981		5/31/06		15 to 20 years
Perry, IA	(b	)	651	1,015	—	—	651	1,015	1,666	(298)	1998		5/31/06		15 to 30 years
Petersburg, IN	(b	)	799	678	—	—	799	678	1,477	(254)	1999		5/31/06		15 to 30 years
Pocatello, ID	(b	)	2,317	4,274	—	—	2,317	4,274	6,591	(1,365)	1986		5/31/06		15 to 20 years
Powell, WY	(b	)	1,264	859	—	—	1,264	859	2,123	(328)	1985		5/31/06		15 to 20 years
Provo, UT	(b	)	2,145	2,966	—	—	2,145	2,966	5,111	(724)	1988		5/31/06		15 to 30 years
Pt Washington, WI	(b	)	436	1,427	—	—	436	1,427	1,863	(312)	1982		5/31/06		15 to 40 years
Pullman, WA	(b	)	2,237	4,295	—	—	2,237	4,295	6,532	(1,023)		1996				5/31/06		15 to 30 years
Quincy, IL	(b	)	3,510	4,916	—	—	3,510	4,916	8,426	(1,552)		1986				5/31/06		15 to 20 years
Racine, WI	(b	)	3,076	5,305	—	—	3,076	5,305	8,381	(1,569)		1979				5/31/06		15 to 20 years
Rapid City, SD	(b	)	4,725	4,164	—	—	4,725	4,164	8,889	(1,064)		1988				5/31/06		15 to 30 years
Rawlins, WY	(b	)	430	581	—	—	430	581	1,011	(225)		1971				5/31/06		15 to 20 years
Redding, CA	(b	)	7,043	5,255	—	—	7,043	5,255	12,298	(1,233)		1989				5/31/06		15 to 30 years
Rice Lake, WI	(b	)	1,535	3,407	—	—	1,535	3,407	4,942	(872)		1995				5/31/06		15 to 30 years
River Falls, WI	(b	)	1,787	4,283	—	—	1,787	4,283	6,070	(1,011)		1994				5/31/06		15 to 30 years
Riverdale, UT	(b	)	3,023	3,063	(60)	—	2,963	3,063	6,026	(765)		1990				5/31/06		15 to 30 years
Rochester, MN	(b	)	6,466	4,232	—	—	6,466	4,232	10,698	(1,411)		1981				5/31/06		15 to 20 years
Rochester, MN	(b	)	6,189	4,511	—	—	6,189	4,511	10,700	(1,452)		1981				5/31/06		15 to 20 years
Rockville, IN	(b	)	628	939	—	—	628	939	1,567	(274)		1999				5/31/06		15 to 30 years
Rothschild, WI	(b	)	2,685	4,231	—	—	2,685	4,231	6,916	(1,369)		1977				5/31/06		15 to 20 years
Salt Lake City, UT	(b	)	3,260	3,937	—	—	3,260	3,937	7,197	(953)		1991				5/31/06		15 to 30 years
Scottsville, KY	(b	)	544	840	—	—	544	840	1,384	(239)		1999				5/31/06		15 to 30 years
Sheboygan, WI	(b	)	2,973	4,340	—	—	2,973	4,340	7,313	(1,142)		1993				5/31/06		15 to 30 years
Sioux Falls, SD	(b	)	4,907	4,023	—	—	4,907	4,023	8,930	(1,312)		1987				5/31/06		15 to 20 years
Smithville, TN	(b	)	570	733	(15)	—	555	733	1,288	(235)		2000				5/31/06		15 to 30 years
Somerville, TN	(b	)	345	537	—	—	345	537	882	(171)		2000				5/31/06		15 to 30 years
Spanish Fork, UT	(b	)	1,366	3,000	—	—	1,366	3,000	4,366	(705)		1991				5/31/06		15 to 30 years
Spokane Valley, WA	(b	)	1,014	3,005	—	—	1,014	3,005	4,019	(828)		1987				5/31/06		15 to 20 years
Spokane, WA	(b	)	3,781	4,934	—	—	3,781	4,934	8,715	(1,522)		1986				5/31/06		15 to 20 years
Spokane, WA	(b	)	3,437	5,047	—	—	3,437	5,047	8,484	(1,188)		1995				5/31/06		15 to 30 years
St Cloud, MN	(b	)	3,749	4,884	—	—	3,749	4,884	8,633	(1,538)		1985				5/31/06		15 to 20 years
St. Cloud, MN	(b	)	5,033	6,589	—	—	5,033	6,589	11,622	(1,508)		1991				5/31/06		15 to 30 years
Steven’S Point, WI	(b	)	1,383	5,401	—	—	1,383	5,401	6,784	(1,506)		1985				5/31/06		15 to 20 years
Sturgis, SD	(b	)	402	717	—	—	402	717	1,119	(251)		1984				5/31/06		15 to 20 years
Sullivan, IL	(b	)	557	879	—	—	557	879	1,436	(255)		1999				5/31/06		15 to 30 years
Thermopolis, WY	(a	)	589	1,600	—	—	589	1,600	2,189	(225)		2007				12/11/07		12 to 47 years
Tuscola, IL	(b	)	724	897	—	—	724	897	1,621	(282)		2000				5/31/06		15 to 30 years
Twin Falls, ID	(b	)	2,037	3,696	—	—	2,037	3,696	5,733	(1,177)		1986				5/31/06		15 to 20 years
Union Gap, WA	(b	)	481	4,079	—	—	481	4,079	4,560	(1,288)		1991				5/31/06		15 to 20 years
Vermillion, SD	(b	)	756	993	—	—	756	993	1,749	(348)		1984				5/31/06		15 to 20 years
Wahpeton, ND	(b	)	1,202	1,418	—	—	1,202	1,418	2,620	(521)		1971				5/31/06		15 to 20 years
Walla Walla, WA	(b	)	2,283	1,955	—	—	2,283	1,955	4,238	(499)		1989				5/31/06		15 to 30 years
Washington, IA	(b	)	719	865	—	—	719	865	1,584	(324)		1973				5/31/06		15 to 20 years
Watertown, SD	(b	)	3,064	3,519	—	—	3,064	3,519	6,583	(842)		1985				5/31/06		15 to 30 years
Watertown, WI	(b	)	3,124	4,436	—	—	3,124	4,436	7,560	(1,384)		1972				5/31/06		15 to 20 years
Waukon, IA	(b	)	604	971	—	—	604	971	1,575	(276)		1998				5/31/06		15 to 30 years
West Bend, WI	(b	)	3,310	4,069	—	—	3,310	4,069	7,379	(1,320)		1972				5/31/06		15 to 20 years
West Bountiful, UT	(b	)	2,952	3,897	—	—	2,952	3,897	6,849	(928)		1991				5/31/06		15 to 30 years
West Jordan, UT	(b	)	2,848	3,969	—	—	2,848	3,969	6,817	(970)		1988				5/31/06		15 to 30 years
West Valley City, UT	(b	)	2,780	4,005	—	—	2,780	4,005	6,785	(998)		1989				5/31/06		15 to 30 years
Winona, MN	(b	)	3,413	4,436	—	—	3,413	4,436	7,849	(1,482)		1986				5/31/06		15 to 20 years
Wisconsin Rapids, WI	(b	)	3,689	4,806	—	—	3,689	4,806	8,495	(1,498)		1969				5/31/06		15 to 20 years
Woodsfield, OH	(b	)	691	1,009	—	—	691	1,009	1,700	(298)		2000				5/31/06		15 to 30 years
Worthington, MN	(b	)	2,861	3,767	—	—	2,861	3,767	6,628	(901)		1984				5/31/06		15 to 30 years
Yakima, WA	(b	)	2,789	5,033	—	—	2,789	5,033	7,822	(1,169)		1988				5/31/06		15 to 30 years
Building material suppliers
Abingdon, VA	(b	)	401	814	—	—	401	814	1,215	(190)		1979				10/14/10		15 to 30 years
Alamogordo, NM	(b	)	645	861	—	—	645	861	1,506	(152)		1980				11/10/08		15 to 40 years
Altoona, PA	(b	)	342	545	—	—	342	545	887	(126)		1993				11/10/08		15 to 30 years
Arnold, MO	(b	)	973	553	—	—	973	553	1,526	(209)		1984				7/3/12		10 to 15 years
Asheville, NC	(b	)	2,013	2,307	—	—	2,013	2,307	4,320	(589)		1988				7/3/12		15 to 30 years
Ashland, KY	(b	)	1,009	1,032	—	—	1,009	1,032	2,041	(312)		1991				10/14/10		15 to 30 years
Auburn, NY	(b	)	397	786	—	—	397	786	1,183	(185)		1962				11/10/08		15 to 30 years
Aurora, CO	(a	)	2,562	2,740	—	—	2,562	2,740	5,302	(615)		1999				12/27/06		15 to 40 years
Bakersfield, CA	(b	)	1,235	1,659	—	—	1,235	1,659	2,894	(385)		1976				7/3/12		15 to 30 years
Bardstown, KY	(b	)	766	837	—	—	766	837	1,603	(207)		2000				11/10/08		15 to 40 years
Baton Rouge, LA	(b	)	1,568	5,806	—	—	1,568	5,806	7,374	(1,041)		2003				10/14/10		15 to 40 years
Beaver, WV	(b	)	169	375	—	—	169	375	544	(95)		1991				11/10/08		15 to 20 years
Binghamton, NY	(b	)	380	1,047	—	—	380	1,047	1,427	(194)		1975				7/3/12		15 to 30 years
Bradenton, FL	(b	)	2,160	3,030	—	—	2,160	3,030	5,190	(864)		2006				4/27/07		15 to 40 years
Bridgeport, OH	(b	)	360	544	—	—	360	544	904	(163)		1984				11/10/08		15 to 20 years
Buckhannon, WV	(b	)	343	733	—	—	343	733	1,076	(145)		1982				11/10/08		15 to 30 years
Cambridge, MD	(b	)	465	446	—	—	465	446	911	(123)		1988				7/3/12		15 to 20 years
Cambridge, OH	(b	)	542	781	—	—	542	781	1,323	(192)		1978				11/10/08		15 to 30 years
Charlottesville, VA	(b	)	414	663	—	—	414	663	1,077	(128)		1981				6/2/08		15 to 30 years
Chattaroy, WV	(b	)	107	227	—	—	107	227	334	(97)		1982				11/10/08		10 to 15 years
Clarksville, TN	(b	)	1,145	1,972	—	—	1,145	1,972	3,117	(490)		2005				4/27/07		15 to 40 years
Columbus, OH	(b	)	786	397	—	—	786	397	1,183	(142)		1970				11/10/08		15 to 20 years
Cumberland, MD	(b	)	678	353	—	—	678	353	1,031	(136)		1996				7/3/12		15 to 20 years
Danville, IN	(b	)	831	923	—	—	831	923	1,754	(167)		1993				11/10/08		15 to 40 years
Danville, KY	(b	)	502	703	—	—	502	703	1,205	(176)		1995				11/10/08		15 to 40 years
Dayton, TN	(b	)	437	816	—	—	437	816	1,253	(144)		1999				6/11/08		15 to 40 years
Denton, TX	(b	)	2,308	1,888	—	—	2,308	1,888	4,196	(440)		2005				4/27/07		15 to 40 years
Depew, NY	(b	)	398	1,108	—	—	398	1,108	1,506	(294)		1960				11/10/08		15 to 20 years
Douglassville, PA	(b	)	440	447	—	—	440	447	887	(162)		1979				11/10/08		15 to 20 years
East Syracuse, NY	(b	)	975	746	—	—	975	746	1,721	(173)		1970				11/10/08		15 to 30 years
Empire, OH	(b	)	595	394	—	—	595	394	989	(136)		1971				11/10/08		15 to 20 years
Fayetteville, NC	(b	)	785	2,243	—	—	785	2,243	3,028	(572)		2006				4/27/07		15 to 40 years
Fort Myers, FL	(b	)	2,401	3,148	—	—	2,401	3,148	5,549	(742)		1973				7/3/12		15 to 30 years
Fortson, GA	(b	)	1,120	1,006	—	—	1,120	1,006	2,126	(308)		2002				10/14/10		15 to 40 years
Georgetown, KY	(b	)	769	885	—	—	769	885	1,654	(234)		1998				6/11/08		15 to 40 years
Georgetown, TX	(b	)	1,587	3,114	—	—	1,587	3,114	4,701	(609)		2006				4/27/07		15 to 40 years
Greensburg, PA	(b	)	391	793	—	—	391	793	1,184	(191)		1977				11/30/09		15 to 40 years
Greenwood, IN	(b	)	1,515	477	—	—	1,515	477	1,992	(256)		1970				7/3/12		15 to 20 years
Guilderland, NY	(b	)	510	512	—	—	510	512	1,022	(147)		1965				11/10/08		15 to 20 years
Gurnee, IL	(b	)	2,036	2,523	—	—	2,036	2,523	4,559	(600)		1998				7/3/12		15 to 30 years
Hendersonville, TN	(b	)	1,555	2,341	—	—	1,555	2,341	3,896	(571)		2006				4/27/07		15 to 40 years
Highspire, PA	(b	)	801	2,211	—	—	801	2,211	3,012	(490)		2005				4/27/07		15 to 40 years
Huntersville, NC	(b	)	1,418	2,644	—	—	1,418	2,644	4,062	(623)		2006				4/27/07		15 to 40 years
Huntington, WV	(b	)	907	1,275	—	—	907	1,275	2,182	(336)		1985				10/14/10		15 to 30 years
Indianapolis, IN	(b	)	849	582	—	—	849	582	1,431	(165)		1970				11/10/08		15 to 20 years
Jefferson City, TN	(b	)	1,059	1,517	—	—	1,059	1,517	2,576	(344)		1999				7/3/12		15 to 30 years
Jeffersonville, IN	(b	)	717	730	—	—	717	730	1,447	(193)		1945				7/3/12		15 to 20 years
Keller, VA	(b	)	244	959	—	—	244	959	1,203	(177)		1995				10/14/10		15 to 40 years
Knoxville, TN	(b	)	1,199	737	—	—	1,199	737	1,936	(238)		1972				11/10/08		15 to 30 years
Lehighton, PA	(b	)	645	593	—	—	645	593	1,238	(163)		1996				7/3/12		15 to 30 years
Lexington, KY	(b	)	871	1,105	—	—	871	1,105	1,976	(311)		1970				10/14/10		15 to 30 years
Lexington, SC	(b	)	1,250	2,153	—	—	1,250	2,153	3,403	(456)		2006				4/27/07		15 to 40 years
Lincoln, NE	(b	)	1,822	2,158	—	—	1,822	2,158	3,980	(497)		1985				11/10/08		15 to 30 years
London, KY	(b	)	698	701	—	—	698	701	1,399	(205)		1979				11/10/08		15 to 20 years
Loretto, PA	(b	)	283	1,144	—	—	283	1,144	1,427	(272)		1965				10/14/10		15 to 20 years
Louisville, KY	(b	)	737	758	—	—	737	758	1,495	(213)		1963				11/10/08		15 to 30 years
Louisville, KY	(b	)	800	1,274	—	—	800	1,274	2,074	(363)		1963				10/14/10		15 to 20 years
Lubbock, TX	(b	)	288	1,110	—	—	288	1,110	1,398	(228)		1976				11/10/08		15 to 30 years
Madison Heights, VA	(b	)	536	1,228	—	—	536	1,228	1,764	(236)		1981				7/3/12		15 to 30 years
Madisonville, TN	(b	)	418	815	—	—	418	815	1,233	(143)		1999				6/11/08		15 to 40 years
Manassas, VA	(b	)	3,591	2,021	—	—	3,591	2,021	5,612	(354)		2005				4/27/07		15 to 40 years
Martinsville, IN	(b	)	385	289	—	—	385	289	674	(88)		1990				7/3/12		15 to 30 years
Mechanicsville, MA	(b	)	772	2,110	—	—	772	2,110	2,882	(417)		1996				10/14/10		15 to 40 years
Milesburg, PA	(b	)	323	537	—	—	323	537	860	(153)		1973				11/10/08		15 to 20 years
Milton, WV	(b	)	68	169	—	—	68	169	237	(72)		1977				11/10/08		10 to 15 years
Mishawaka, IN	(b	)	357	396	—	—	357	396	753	(108)		1979				7/3/12		10 to 15 years
Moorefield, WV	(b	)	572	310	—	—	572	310	882	(68)		1996				11/10/08		15 to 40 years
Morgantown, WV	(b	)	930	307	—	—	930	307	1,237	(90)		1994				11/10/08		15 to 30 years
Moundsville, WV	(b	)	712	309	—	—	712	309	1,021	(79)		1969				11/10/08		15 to 30 years
Mount Airy, MD	(b	)	4,653	2,878	—	—	4,653	2,878	7,531	(993)		1986				7/3/12		15 to 20 years
Mt. Pleasant Borough, PA	(b	)	399	623	—	—	399	623	1,022	(154)		1997				11/10/08		15 to 30 years
Murfreesboro, TN	(b	)	612	1,244	—	—	612	1,244	1,856	(299)		1968				11/30/09		15 to 40 years
Murrysville, PA	(b	)	963	1,199	—	—	963	1,199	2,162	(344)		1968				10/14/10		15 to 20 years
Narrows, VA	(b	)	195	688	—	—	195	688	883	(139)		1985				10/14/10		15 to 30 years
New Castle, PA	(b	)	494	855	—	—	494	855	1,349	(205)	1995			10/14/10			15 to 30 years
Niagara Falls, NY	(b	)	289	807	—	—	289	807	1,096	(195)	1981			10/14/10			15 to 20 years
North Bluefield, WV	(b	)	217	492	—	—	217	492	709	(92)	1983			11/10/08			15 to 40 years
Northport, AL	(b	)	2,041	1,946	—	—	2,041	1,946	3,987	(647)	2006			4/27/07			15 to 40 years
Oakland, MD	(b	)	804	809	—	—	804	809	1,613	(239)	1993			11/10/08			15 to 40 years
Ocean View, DE	(b	)	2,121	2,877	—	—	2,121	2,877	4,998	(743)	1970			10/14/10			15 to 40 years
Orchard Park, NY	(b	)	304	1,488	—	—	304	1,488	1,792	(333)	1966			10/14/10			15 to 20 years
Oriskany, NY	(b	)	618	749	—	—	618	749	1,367	(187)	1965			7/3/12			15 to 20 years
Pataskala, OH	(b	)	796	656	—	—	796	656	1,452	(197)	1998			11/10/08			15 to 20 years
Patchogue, NY	(b	)	1,869	797	—	—	1,869	797	2,666	(379)	1985			10/14/10			15 to 20 years
Pine Township, PA	(b	)	243	863	—	—	243	863	1,106	(181)	1991			10/14/10			15 to 30 years
Piperton, TN	(b	)	1,338	1,916	—	—	1,338	1,916	3,254	(440)	2006			4/27/07			15 to 40 years
Plant City, FL	(b	)	2,192	3,280	—	—	2,192	3,280	5,472	(898)	2004			10/14/10			15 to 30 years
Pulaski, VA	(b	)	882	1,040	—	—	882	1,040	1,922	(253)	1979			7/3/12			15 to 30 years
Raleigh, NC	(b	)	1,066	2,497	—	—	1,066	2,497	3,563	(567)	1975			10/14/10			15 to 30 years
Ranson, WV	(b	)	1,020	1,955	—	—	1,020	1,955	2,975	(479)	2005			4/27/07			15 to 40 years
Richland, MS	(b	)	1,351	2,279	—	—	1,351	2,279	3,630	(472)	2005			4/27/07			15 to 40 years
Richmond, KY	(b	)	732	720	—	—	732	720	1,452	(191)	1976			11/10/08			15 to 30 years
Richmond, VA	(b	)	384	1,380	—	—	384	1,380	1,764	(244)	1977			7/3/12			15 to 20 years
Riverhead, NY	(b	)	1,146	1,402	—	—	1,146	1,402	2,548	(299)	1984			6/2/08			15 to 30 years
Rockaway, NJ	(b	)	1,826	948	—	—	1,826	948	2,774	(366)	1974			7/3/12			15 to 20 years
Russellville, KY	(b	)	293	541	—	—	293	541	834	(142)	1995			11/10/08			15 to 30 years
San Antonio, TX	(b	)	1,403	2,195	—	—	1,403	2,195	3,598	(552)	2004			4/27/07			15 to 40 years
Selbyville, DE	(b	)	919	1,434	—	—	919	1,434	2,353	(386)	1970			10/14/10			15 to 20 years
Seymour, IN	(b	)	506	494	—	—	506	494	1,000	(171)	1995			10/14/10			15 to 30 years
Somerset, KY	(b	)	731	802	—	—	731	802	1,533	(181)	1998			11/10/08			15 to 40 years
Somerset, PA	(b	)	257	604	—	—	257	604	861	(136)	1979			11/10/08			15 to 30 years
Tonawanda, NY	(b	)	168	1,104	—	—	168	1,104	1,272	(238)	1968			10/14/10			15 to 20 years
Troutville, VA	(b	)	542	802	—	—	542	802	1,344	(140)	1979			11/10/08			15 to 40 years
Versailles, KY	(b	)	825	1,059	—	—	825	1,059	1,884	(299)	1978			10/14/10			15 to 30 years
Watertown, NY	(b	)	435	833	—	—	435	833	1,268	(172)	1997			7/3/12			15 to 30 years
Waynesboro, PA	(b	)	248	801	—	—	248	801	1,049	(160)	1996			11/10/08			15 to 30 years
West Springfield, MA	(b	)	1,443	1,467	—	—	1,443	1,467	2,910	(562)	1983			10/14/10			10 to 17 years
Winchester, KY	(b	)	720	646	—	—	720	646	1,366	(181)	1983			11/10/08			15 to 30 years
York, PA	(b	)	1,213	670	—	—	1,213	670	1,883	(257)	1970			7/3/12			10 to 15 years
Yuma, AZ	(b	)	1,623	2,721	—	—	1,623	2,721	4,344	(564)	2006			4/27/07			15 to 40 years
Automotive dealers, parts and service properties
Alabaster, AL	(a	)	631	1,010	—	—	631	1,010	1,641	(137)	1995			12/22/06			40 to 40 years
Albany, GA	(c	)	242	572	—	—	242	572	814	(97)	1982			9/7/07			15 to 40 years
Albany, GA	(c	)	281	575	—	—	281	575	856	(140)	1997			9/7/07			15 to 30 years
Auburn, AL	(a)		354	1,182	30	78	384	1,260	1,644	(236)		1987				12/22/06		15 to 30 years
Auburn, AL	(c)		676	646	—	—	676	646	1,322	(167)		1995				9/7/07		15 to 30 years
Bessemer, AL	(a)		358	1,197	—	—	358	1,197	1,555	(162)		1988				12/22/06		40 to 40 years
Birmingham, AL	(a)		372	1,073	—	—	372	1,073	1,445	(194)		1965				12/22/06		30 to 30 years
Birmingham, AL	(a)		607	1,379	—	—	607	1,379	1,986	(187)		1988				12/22/06		40 to 40 years
Birmingham, AL	(a)		339	858	—	—	339	858	1,197	(116)		1990				12/22/06		40 to 40 years
Birmingham, AL	(a)		343	901	—	—	343	901	1,244	(122)		1989				12/22/06		40 to 40 years
Birmingham, AL	(a)		417	1,237	—	—	417	1,237	1,654	(168)		1970				12/22/06		40 to 40 years
Birmingham, AL	(a)		334	1,119	—	—	334	1,119	1,453	(152)		1989				12/22/06		40 to 40 years
Birmingham, AL	(a)		300	839	—	—	300	839	1,139	(91)		1998				12/22/06		50 to 50 years
Caldwell, TX	(a)		1,775	1,725	—	—	1,775	1,725	3,500	(531)		2000				12/31/07		11 to 36 years
Clinton Township, MI	(a)		5,430	7,254	(3,116)	(3,779)	2,314	3,475	5,789	(1,251)		1999				1/9/07		3 to 30 years
Conroe, TX	(a)		4,338	448	955	145	5,293	593	5,886	(947)		2005				11/17/06		12 to 47 years
Crestview, FL	(c)		544	743	—	—	544	743	1,287	(159)		1975				9/7/07		15 to 30 years
Decatur, AL	(a)		187	1,174	—	98	187	1,272	1,459	(135)		2000				12/22/06		20 to 50 years
Decatur, AL	(a)		84	803	—	—	84	803	887	(87)		2001				12/22/06		50 to 50 years
Dothan, AL	(c)		162	659	—	—	162	659	821	(139)		1996				9/7/07		15 to 30 years
Florence, AL	(a)		130	1,128	—	—	130	1,128	1,258	(122)		1999				12/22/06		50 to 50 years
Gardendale, AL	(a)		586	1,274	—	—	586	1,274	1,860	(173)		1989				12/22/06		40 to 40 years
Greenville, SC	(a)		2,561	1,526	—	—	2,561	1,526	4,087	(750)		1999				12/28/05		15 to 30 years
Gulf Breeze, FL	(c)		296	457	—	—	296	457	753	(100)		1993				9/7/07		15 to 30 years
Houston, TX	(c)		2,214	2,504	—	—	2,214	2,504	4,718	(655)		1992				6/29/07		6 to 30 years
Huntsville, AL	(a)		778	1,686	—	—	778	1,686	2,464	(402)		1997				2/23/04		15 to 30 years
Huntsville, AL	(a)		184	1,037	—	—	184	1,037	1,221	(112)		2001				12/22/06		50 to 50 years
Huntsville, AL	(a)		252	917	—	—	252	917	1,169	(166)		1965				12/22/06		30 to 30 years
Huntsville, AL	(a)		374	1,295	—	109	374	1,404	1,778	(184)		1997				12/22/06		20 to 40 years
Huntsville, AL	(a)		195	1,649	—	—	195	1,649	1,844	(223)		1993				12/22/06		40 to 40 years
Huntsville, AL	(a)		295	893	—	—	295	893	1,188	(121)		1994				12/22/06		40 to 40 years
Irving, TX	(a)		7,348	970	—	—	7,348	970	8,318	(1,307)		1960				6/1/06		12 to 27 years
Irving, TX	(a)		931	268	—	—	931	268	1,199	(99)		1965				4/19/07		12 to 18 years
Jacksonville, FL	11,080		6,155	10,957	—	—	6,155	10,957	17,112	(1,550)		2005				6/30/05		15 to 40 years
Jacksonville, FL	(a)		3,170	938	—	—	3,170	938	4,108	(338)		1989				12/28/05		15 to 30 years
Kennesaw, GA	(a)		3,931	5,334	—	—	3,931	5,334	9,265	(230)		1995				2/16/12		15 to 30 years
Lincoln, NE	(a)		1,318	1,604	—	—	1,318	1,604	2,922	(449)		1972				7/13/07		11 to 26 years
Madison, AL	(a)		211	1,401	—	—	211	1,401	1,612	(190)		1997				12/22/06		40 to 40 years
Madison, AL	(a)		359	1,505	—	—	359	1,505	1,864	(204)		1995				12/22/06		40 to 40 years
Marianna, FL	(c)		283	452	—	—	283	452	735	(96)		1994				9/7/07		15 to 40 years
Midlothian, VA	6,925		4,775	6,056	—	—	4,775	6,056	10,831	(849)		2004				6/30/05		15 to 40 years
Milton, FL	(c)		137	577	—	—	137	577	714	(122)		1986				9/7/07		15 to 30 years
Mobile, AL	(c)		157	508	—	—	157	508	665	(110)		1982				9/7/07		15 to 30 years
Mobile, AL	(c)		155	500	—	—	155	500	655	(108)		1984				9/7/07		15 to 30 years
Mobile, AL	(c)		167	601	—	—	167	601	768	(130)		1990				9/7/07		15 to 30 years
Mobile, AL	(c)		89	501	—	—	89	501	590	(101)		1982				11/30/07		15 to 30 years
Montgomery, AL	(c)		398	626	—	—	398	626	1,024	(148)		1997				9/7/07		15 to 30 years
Montgomery, AL	(c)		241	628	—	—	241	628	869	(136)		1997				9/7/07		15 to 30 years
Montgomery, AL	(c)		422	857	—	—	422	857	1,279	(187)		1992				9/7/07		15 to 30 years
Montgomery, AL	(c)		303	636	—	—	303	636	939	(141)		1996				9/7/07		15 to 30 years
Montgomery, AL	(c)		275	528	—	—	275	528	803	(127)		1988				9/7/07		15 to 30 years
Moultrie, GA	(c)		179	271	—	—	179	271	450	(96)		1983				9/7/07		15 to 20 years
Niceville, FL	(c)		458	454	—	—	458	454	912	(86)		1996				9/7/07		15 to 40 years
Ontario, CA	9,348		7,981	6,937	—	—	7,981	6,937	14,918	(965)		2005				6/30/05		15 to 40 years
Opelika, AL	(c)		503	628	—	—	503	628	1,131	(157)		1995				9/7/07		15 to 30 years
Oxford, AL	(a)		120	1,224	—	—	120	1,224	1,344	(166)		1990				12/22/06		40 to 40 years
Pensacola, FL	(c)		238	564	—	—	238	564	802	(123)		1994				9/7/07		15 to 30 years
Pensacola, FL	(c)		104	333	—	—	104	333	437	(78)		1968				9/7/07		15 to 30 years
Pensacola, FL	(c)		148	459	—	—	148	459	607	(98)		1972				9/7/07		15 to 30 years
Pensacola, FL	(c)		195	569	—	—	195	569	764	(127)		1983				9/7/07		15 to 30 years
Pensacola, FL	(c)		150	575	—	—	150	575	725	(127)		1986				9/7/07		15 to 30 years
Pinson, AL	(a)		320	916	—	—	320	916	1,236	(99)		2001				12/22/06		50 to 50 years
Plano, TX	(c)		3,064	2,707	—	—	3,064	2,707	5,771	(829)		1992				6/29/07		5 to 30 years
Pompano Beach, FL	7,271		6,153	5,010	—	—	6,153	5,010	11,163	(705)		2004				6/30/05		15 to 40 years
Portland, ME	(a)		650	566	—	—	650	566	1,216	(163)		1993				3/7/07		13 to 28 years
Spanish Fort, AL	(c)		563	607	—	—	563	607	1,170	(174)		1993				9/7/07		15 to 30 years
Straban Township, PA	(a)		1,385	3,259	—	—	1,385	3,259	4,644	(890)		2005				2/16/07		5 to 30 years
Tulsa, OK	(a)		1,225	373	—	—	1,225	373	1,598	(387)		1999				12/28/05		15 to 20 years
Tulsa, OK	(a)		1,808	4,539	—	—	1,808	4,539	6,347	(1,131)		1992				5/26/06		10 to 30 years
Valdosta, GA	(c)		376	576	—	—	376	576	952	(132)		1996				11/30/07		15 to 30 years
Specialty retail properties
Abilene, TX	(a)		1,316	2,649	—	—	1,316	2,649	3,965	(530)		2000				5/19/05		15 to 40 years
Algonquin, IL	(a)		4,171	5,613	—	—	4,171	5,613	9,784	(1,003)		2007				9/5/07		13 to 38 years
Alpharetta, GA	(a)		2,497	2,160	—	—	2,497	2,160	4,657	(653)		1994				6/15/04		15 to 30 years
Alpharetta, GA	(a)		4,079	1,948	—	—	4,079	1,948	6,027	(823)		1983				6/15/04		15 to 20 years
Ankeny, IA	(d)		3,913	3,671	—	—	3,913	3,671	7,584	(31)		2003				10/15/12		15 to 30 years
Ashland, KY	(a)		775	2,037	—	—	775	2,037	2,812	(443)		1990				7/6/07		12 to 27 years
Ashland, KY	(a)		629	754	—	—	629	754	1,383	(189)		1993				7/6/07		12 to 27 years
Atlanta, GA	(a)		4,863	815	—	—	4,863	815	5,678	(408)		1970				6/15/04		15 to 20 years
Atlanta, GA	(a)		5,026	3,590	(3,987)	(2,317)	1,039	1,273	2,312	(1,170)		1973				11/18/05		15 to 30 years
Aurora, IL	(a)		1,979	4,111	—	—	1,979	4,111	6,090	(863)		1989				9/5/07		13 to 28 years
Avon, OH	(a)		1,550	2,749	—	—	1,550	2,749	4,299	(512)		2007				8/31/07		13 to 38 years
Batavia, IL	(a)		1,857	3,441	—	—	1,857	3,441	5,298	(767)		2001				8/31/07		13 to 28 years
Beckley, WV	(a)		1,135	2,278	—	—	1,135	2,278	3,413	(415)		1990				2/29/08		14 to 29 years
Bensalem, PA	(a)		1,653	3,085	—	—	1,653	3,085	4,738	(713)		1987				1/3/07		15 to 30 years
Canton, MA	38,652		28,693	27,813	—	—	28,693	27,813	56,506	(5,398)		1962				2/1/06		15 to 30 years
Chillicothe, OH	(a)		499	2,296	—	—	499	2,296	2,795	(495)		1995				7/6/07		12 to 27 years
Davenport, IA	(a)		2,823	4,475	—	—	2,823	4,475	7,298	(886)		2007				8/31/07		13 to 38 years
Downers Grove, IL	(a)		1,772	2,227	—	—	1,772	2,227	3,999	(539)		1994				8/31/07		13 to 28 years
Eau Claire, WI	(a)		1,597	6,964	—	—	1,597	6,964	8,561	(1,591)		2004				4/8/05		15 to 30 years
El Paso, TX	(a)		1,536	3,852	—	—	1,536	3,852	5,388	(893)		1973				10/29/04		15 to 30 years
Fairless Hills, PA	(a)		3,655	5,271	—	—	3,655	5,271	8,926	(1,287)		1994				1/3/07		15 to 30 years
Great Falls, MT	(a)		1,486	3,856	—	—	1,486	3,856	5,342	(728)		2004				5/6/04		15 to 40 years
Gurnee, IL	(a)		767	1,632	—	—	767	1,632	2,399	(399)		1999				8/31/07		13 to 28 years
Hermantown, MN	(a)		1,881	7,761	—	—	1,881	7,761	9,642	(1,320)		2003				4/8/05		15 to 40 years
Hurricane, WV	(a)		727	3,005	—	—	727	3,005	3,732	(625)		1998				7/6/07		12 to 27 years
Joliet, IL	(a)		1,700	5,698	—	—	1,700	5,698	7,398	(945)		2004				8/31/07		13 to 38 years
Kenosha, WI	(a)		3,421	7,407	—	—	3,421	7,407	10,828	(1,398)		2004				9/30/04		15 to 40 years
Loveland, CO	(d)		2,329	4,750	—	—	2,329	4,750	7,079	(41)		2001				10/15/12		15 to 30 years
Loves Park, IL	(a)		1,551	6,447	—	—	1,551	6,447	7,998	(1,027)		2004				8/31/07		13 to 38 years
Marietta, GA	(a)		4,675	854	—	—	4,675	854	5,529	(424)		1996				6/15/04		15 to 30 years
Marietta, GA	(a)		2,610	865	—	—	2,610	865	3,475	(408)		1977				6/15/04		15 to 20 years
Merrillville, IN	(a)		1,324	3,975	—	—	1,324	3,975	5,299	(896)		1986				8/31/07		13 to 28 years
Mesa, AZ	(d)		2,040	5,696	—	—	2,040	5,696	7,736	(48)		2005				10/15/12		15 to 30 years
Midvale, UT	(d)		2,931	4,844	—	—	2,931	4,844	7,775	(42)		2002				10/15/12		15 to 30 years
Morrisville, PA	(a)		1,345	8,288	—	—	1,345	8,288	9,633	(1,586)		2004				1/3/07		15 to 40 years
Mundelein, IL	(a)		1,991	4,308	—	—	1,991	4,308	6,299	(940)		2002				8/31/07		13 to 28 years
New Hartford, NY	(a)		2,168	4,851	—	—	2,168	4,851	7,019	(1,160)		2004				10/8/04		15 to 40 years
Parkersburg, WV	(a)		1,800	3,183	—	—	1,800	3,183	4,983	(769)		1976				7/6/07		12 to 27 years
Peoria, IL	(a)		2,497	4,401	—	—	2,497	4,401	6,898	(842)		2004				8/31/07		13 to 38 years
Phoenix, AZ	(d)		2,098	5,338	—	—	2,098	5,338	7,436	(46)		2003				10/15/12		15 to 30 years
Portsmouth, OH	(a)		561	1,563	—	—	561	1,563	2,124	(354)		1988				7/6/07		12 to 27 years
Princeton, WV	(a)		990	764	—	—	990	764	1,754	(176)		1993				7/6/07		13 to 28 years
Roswell, NM	(a)		1,002	3,177	—	—	1,002	3,177	4,179	(488)		2004				7/29/04		15 to 50 years
Schaumburg, IL	(a)		2,067	2,632	—	—	2,067	2,632	4,699	(598)		2002				8/31/07		13 to 28 years
South Point, OH	(a)		848	2,948	—	—	848	2,948	3,796	(628)		1990				7/6/07		12 to 27 years
Thornton, CO	(d)		2,836	5,069	—	—	2,836	5,069	7,905	(48)		2003				10/15/12		15 to 30 years
Tinley Park, IL	(a)		1,108	2,091	—	—	1,108	2,091	3,199	(446)		1990				8/31/07		13 to 28 years
Waco, TX	(a)		320	406	—	—	320	406	726	(143)		1986				9/24/04		10 to 30 years
Distribution properties
Aiken, SC	(a)		108	265	—	—	108	265	373	(80)		1985				12/30/04		15 to 20 years
Bowling Green, KY	(a)		136	228	—	—	136	228	364	(58)		1993				12/30/04		15 to 30 years
Conroe, TX	(a)		492	723	—	—	492	723	1,215	(189)		1999				12/30/04		15 to 30 years
Conyers, GA	(a)		164	486	—	—	164	486	650	(113)		1992				12/30/04		15 to 30 years
DIberville, MS	(a)		250	339	—	—	250	339	589	(113)		1984				12/30/04		15 to 20 years
Florence, SC	(a)		221	174	—	—	221	174	395	(121)		1974				12/30/04		10 to 15 years
Fort Myers, FL	(a	)	1,021	583	—	—	1,021	583	1,604	(208)		1999				12/30/04		15 to 40 years
Fort Myers, FL	(a	)	641	1,069	—	—	641	1,069	1,710	(314)		1999				12/30/04		15 to 30 years
Greenville, SC	(a	)	344	210	—	—	344	210	554	(151)		1981				12/30/04		10 to 15 years
Greer, SC	(a	)	268	236	—	—	268	236	504	(91)		1993				12/30/04		15 to 30 years
Gulfport, MS	(a	)	384	453	—	—	384	453	837	(294)		1970				12/30/04		10 to 15 years
Hattiesburg, MS	(a	)	262	542	—	—	262	542	804	(201)		1986				12/30/04		10 to 20 years
Hickory, NC	(a	)	199	262	—	—	199	262	461	(109)		1989				12/30/04		15 to 20 years
Indianapolis, IN	(a	)	607	520	—	—	607	520	1,127	(198)		1990				12/30/04		15 to 20 years
Jackson, TN	(d	)	260	143	(101)	(49)	159	94	253	(79)		1971				12/30/04		15 to 20 years
Jacksonville, FL	(a	)	339	226	—	—	339	226	565	(107)		1987				12/30/04		15 to 20 years
Jacksonville, FL	(a	)	786	1,690	—	—	786	1,690	2,476	(651)		1960				12/30/04		10 to 20 years
Jacksonville, FL	(a	)	963	1,007	—	—	963	1,007	1,970	(538)		2001				12/30/04		10 to 20 years
Knoxville, TN	(a	)	259	111	—	—	259	111	370	(98)		1981				12/30/04		10 to 15 years
Lakeland, FL	(a	)	1,098	1,281	—	—	1,098	1,281	2,379	(504)		1984				12/30/04		15 to 20 years
Lawrenceville, GA	(a	)	500	237	—	—	500	237	737	(110)		1996				12/30/04		15 to 30 years
Mantua Township, NJ	(a	)	858	8,418	—	94	858	8,512	9,370	(1,516)		2000				11/17/06		6 to 50 years
Martinsburg, WV	(a	)	173	20	—	—	173	20	193	(26)		1972				12/30/04		10 to 15 years
Mattoon, IL	(a	)	233	263	—	—	233	263	496	(116)		1984				12/30/04		15 to 20 years
Pompano Beach, FL	(a	)	1,144	337	—	—	1,144	337	1,481	(131)		1990				12/30/04		15 to 30 years
Port Richey, FL	(a	)	741	660	—	—	741	660	1,401	(421)		1975				12/30/04		10 to 15 years
Riverside, CA	(a	)	1,203	6,254	—	—	1,203	6,254	7,457	(980)		2004				11/12/04		15 to 40 years
Riviera Beach, FL	(a	)	500	170	—	—	500	170	670	(81)		1987				12/30/04		15 to 20 years
Roanoke, VA	(a	)	333	124	—	—	333	124	457	(98)		1975				12/30/04		10 to 15 years
Sebring, FL	(a	)	318	291	—	—	318	291	609	(112)		1982				12/30/04		15 to 20 years
Spokane, WA	(a	)	518	193	—	—	518	193	711	(97)		1998				12/30/04		15 to 30 years
Stateville, NC	(a	)	614	355	—	—	614	355	969	(240)		1976				12/30/04		10 to 15 years
Tavares, FL	(a	)	1,075	5,098	—	—	1,075	5,098	6,173	(940)		2004				9/7/04		15 to 40 years
Tontitown, AR	(a	)	230	92	—	—	230	92	322	(47)		1987				12/30/04		15 to 20 years
West Columbia, SC	(a	)	324	108	—	—	324	108	432	(46)		1989				12/30/04		15 to 20 years
West Columbia, SC	(a	)	262	598	—	—	262	598	860	(203)		1984				12/30/04		10 to 20 years
Wilmington, NC	(a	)	370	122	—	—	370	122	492	(57)		1987				12/30/04		15 to 20 years
Convenience Stores/car washes
Ashland, NH	(b	)	398	157	—	—	398	157	555	(6)		1970				6/28/12		15 to 20 years
Auburn, ME	(b	)	371	444	—	—	371	444	815	(10)		1996				6/28/12		15 to 30 years
Auburn, ME	(b	)	287	222	—	—	287	222	509	(7)		1968				6/28/12		15 to 20 years
Augusta, ME	(b	)	318	322	—	—	318	322	640	(8)		1997				6/28/12		15 to 28 years
Bangor, ME	(b	)	327	141	—	—	327	141	468	(8)		1973				6/28/12		15 to 15 years
Bartlett, ME	(b	)	325	399	—	—	325	399	724	(9)		1998				6/28/12		15 to 32 years
Berlin, NH	(b	)	387	317	—	—	387	317	704	(11)		1991				6/28/12		15 to 22 years
Brewer, ME	(b	)	238	260	—	—	238	260	498	(8)		1967				6/28/12		15 to 25 years
Calais, ME	(b	)	187	213	—	—	187	213	400	(8)		1968				6/28/12		15 to 20 years
Cave Creek, AZ	(b	)	2,711	2,201	—	—	2,711	2,201	4,912	(533)		1998				7/2/07		15 to 40 years
Concord, NH	(b	)	260	330	—	—	260	330	590	(9)		1988				6/28/12		15 to 25 years
Freeport, ME	(b	)	503	343	—	—	503	343	846	(9)		1991				6/28/12		15 to 26 years
Gorham, NH	(b	)	723	358	—	—	723	358	1,081	(14)		1975				6/28/12		15 to 18 years
Harrington, ME	(b	)	331	459	—	—	331	459	790	(13)		1992				6/28/12		15 to 32 years
Lewiston, ME	(b	)	460	341	—	—	460	341	801	(11)		1994				6/28/12		15 to 28 years
Madison, ME	(b	)	130	410	—	—	130	410	540	(10)		1988				6/28/12		15 to 25 years
Manchester, ME	(b	)	279	284	—	—	279	284	563	(10)		1990				6/28/12		15 to 20 years
Newport, NH	(b	)	519	581	—	—	519	581	1,100	(15)		1998				6/28/12		15 to 30 years
Oakfield, ME	(b	)	273	229	—	—	273	229	502	(9)		1993				6/28/12		15 to 25 years
Paris, ME	(b	)	139	153	—	—	139	153	292	(6)		1954				6/28/12		15 to 17 years
Phoenix, AZ	(b	)	2,243	4,243	—	—	2,243	4,243	6,486	(933)		2001				7/2/07		15 to 40 years
Reno, NV	(a	)	1,096	6,892	—	—	1,096	6,892	7,988	(802)		2004				12/16/05		10 to 50 years
Rockland, ME	(b	)	211	303	—	—	211	303	514	(7)		1984				6/28/12		15 to 28 years
Sanford, ME	(b	)	807	579	—	—	807	579	1,386	(14)		1997				6/28/12		15 to 28 years
Scottsdale, AZ	(b	)	4,416	2,384	—	—	4,416	2,384	6,800	(630)		2000				7/2/07		15 to 40 years
Scottsdale, AZ	(b	)	2,765	2,196	—	—	2,765	2,196	4,961	(579)		1995				7/2/07		15 to 40 years
Scottsdale, AZ	(b	)	5,123	2,683	—	—	5,123	2,683	7,806	(899)		1991				7/2/07		15 to 40 years
Scottsdale, AZ	(b	)	3,437	2,373	—	—	3,437	2,373	5,810	(796)		1996				7/2/07		15 to 40 years
Sherman Mills, ME	(b	)	259	163	—	—	259	163	422	(7)		1974				6/28/12		15 to 20 years
South Portland, ME	(b	)	661	194	—	—	661	194	855	(10)		1970				6/28/12		15 to 15 years
Industrial properties
Annapolis Junction, MD	(a	)	2,245	1,105	(1,535)	(547)	710	558	1,268	(138)		1930				9/29/06		15 to 30 years
Bridgeview, IL	(a	)	1,093	3,731	—	—	1,093	3,731	4,824	(775)		1964				12/29/06		15 to 30 years
Byron, IL	(a	)	734	4,334	—	—	734	4,334	5,068	(1,292)		1965				12/29/06		10 to 20 years
Dublin, VA	(a	)	491	1,401	—	—	491	1,401	1,892	(483)		1985				12/11/06		15 to 20 years
Edon, OH	(c	)	642	2,649	—	—	642	2,649	3,291	(814)		1953				2/21/07		15 to 20 years
Elk Grove Village, IL	(b	)	3,001	5,264	(1,604)	(2,492)	1,397	2,772	4,169	(867)		1970				12/28/06		10 to 30 years
Exton, PA	(b	)	2,494	7,180	—	—	2,494	7,180	9,674	(1,234)		1999				12/28/06		14 to 40 years
Fremont, IN	(c	)	427	2,176	—	—	427	2,176	2,603	(474)		1960				2/21/07		15 to 30 years
Grand Chute, WI	(b	)	1,738	12,133	—	—	1,738	12,133	13,871	(2,490)		1966				12/28/06		14 to 30 years
Houston, TX	(a	)	2,341	4,323	—	—	2,341	4,323	6,664	(1,032)		1990				6/3/05		13 to 30 years
Lenexa, KS	(b	)	1,463	5,110	—	462	1,463	5,572	7,035	(1,041)		1985				12/28/06		12 to 30 years
Loudon, TN	(c	)	1,188	4,904	—	—	1,188	4,904	6,092	(1,049)		1992				3/31/08		15 to 30 years
Merced, CA	(c	)	3,456	9,007	—	—	3,456	9,007	12,463	(1,652)		1998				3/31/08		15 to 30 years
Minerva, OH	(c	)	649	3,920	(217)	(770)	432	3,150	3,582	(1,052)		1919				2/21/07		8 to 20 years
Monroe, MI	(a	)	1,567	12,435	—	—	1,567	12,435	14,002	(2,142)		2005				12/15/05		10 to 40 years
Monroe, MI	(a	)	1,611	11,145	—	—	1,611	11,145	12,756	(1,855)		2003				12/14/06		9 to 40 years
Nashville, TN	(b	)	459	3,261	—	—	459	3,261	3,720	(621)		1960				12/28/06		14 to 30 years
Pulaski, VA	(a	)	333	1,536	—	—	333	1,536	1,869	(500)		1967				12/11/06		15 to 20 years
Royal Oak, MI	(a	)	3,426	7,071	—	—	3,426	7,071	10,497	(1,482)		1952				3/10/06		15 to 30 years
Scottdale, PA	(b)		607	11,008	—	—	607	11,008	11,615	(3,046)		1959				12/28/06		14 to 20 years
Shelbyville, KY	(b)		442	3,028	—	—	442	3,028	3,470	(576)		1973				12/28/06		14 to 30 years
Sidney, OH	(a)		921	4,177	—	—	921	4,177	5,098	(1,313)		1987				12/22/05		13 to 20 years
Surgoinsville, TN	(a)		777	2,892	—	—	777	2,892	3,669	(744)		1997				3/30/07		13 to 28 years
Troy, MI	(a)		1,128	947	—	—	1,128	947	2,075	(202)		1952				3/10/06		15 to 30 years
Westfield, MA	(b)		3,258	8,090	—	—	3,258	8,090	11,348	(2,359)		1981				12/28/06		14 to 30 years
Worcester, MA	(b)		3,731	5,193	—	525	3,731	5,718	9,449	(2,069)		1971				12/28/06		13 to 20 years
Movie Theaters
Batavia, IL	(a)		4,705	7,561	—	—	4,705	7,561	12,266	(1,517)		1995				2/24/06		13 to 38 years
Bixby, OK	(a)		5,585	10,101	—	—	5,585	10,101	15,686	(2,520)		1998				11/30/04		15 to 30 years
Cedar Rapids, IA	(a)		2,521	5,461	—	—	2,521	5,461	7,982	(1,033)		1998				9/30/04		15 to 40 years
Colorado Springs, CO	(a)		1,892	1,732	—	—	1,892	1,732	3,624	(539)		1995				9/30/05		15 to 30 years
Columbia, SC	(a)		2,115	2,091	—	—	2,115	2,091	4,206	(496)		1996				9/30/05		15 to 30 years
Covina, CA	(c)		5,566	26,922	—	—	5,566	26,922	32,488	(3,937)		1997				6/23/04		14 to 40 years
Durham, NC	(a)		1,630	2,685	—	—	1,630	2,685	4,315	(768)		1994				9/30/05		14 to 30 years
Fort Wayne, IN	(a)		2,696	9,849	682	—	3,378	9,849	13,227	(1,815)		2005				6/30/04		15 to 40 years
Goodyear, AZ	(a)		3,881	4,392	—	—	3,881	4,392	8,273	(850)		1998				12/15/05		12 to 37 years
Greensboro, NC	(a)		2,359	2,431	—	—	2,359	2,431	4,790	(598)		1996				9/30/05		15 to 30 years
Johnston, IA	(c)		3,046	10,213	—	—	3,046	10,213	13,259	(2,176)		1998				6/23/04		15 to 30 years
Kansas City, MO	(a)		2,543	7,943	—	—	2,543	7,943	10,486	(1,249)		2003				7/29/04		15 to 50 years
Lee’s Summit, MO	(a)		3,517	9,735	—	—	3,517	9,735	13,252	(1,834)		1999				7/29/04		15 to 40 years
Longview, TX	(a)		1,432	2,946	—	—	1,432	2,946	4,378	(718)		1995				9/30/05		15 to 30 years
Martinsburg, WV	(a)		2,450	3,528	—	—	2,450	3,528	5,978	(933)		1998				9/30/05		13 to 30 years
Missoula, MT	(c)		2,333	3,406	—	—	2,333	3,406	5,739	(681)		1998				6/23/04		15 to 40 years
Noblesville, IN	(a)		1,760	—	2,338	10,172	4,098	10,172	14,270	(1,781)		2008				1/5/07		14 to 39 years
Overland Park, KS	(a)		4,935	12,281	—	—	4,935	12,281	17,216	(1,682)		2004				12/15/05		12 to 57 years
Phoenix, AZ	(a)		2,652	11,495	—	—	2,652	11,495	14,147	(1,680)		1997				5/17/04		13 to 40 years
Portage, IN	(a)		4,621	8,300	—	—	4,621	8,300	12,921	(1,824)		2007				12/2/05		13 to 38 years
Raleigh, NC	(a)		3,636	8,833	—	—	3,636	8,833	12,469	(1,972)		1988				6/23/04		12 to 27 years
Wilmington, NC	(a)		1,552	2,934	—	—	1,552	2,934	4,486	(689)		1997				9/30/05		15 to 30 years
Winston-Salem, NC	(a)		1,567	2,140	—	—	1,567	2,140	3,707	(616)		1993				10/28/05		13 to 30 years
Educational properties
Alpena, MI	(a)		236	2,051	—	—	236	2,051	2,287	(673)		1936				12/17/04		15 to 20 years
Columbus, OH	(a)		417	5,100	—	849	417	5,949	6,366	(1,281)		1980				11/15/04		15 to 30 years
Columbus, OH	(a)		1,069	3,363	330	1,340	1,399	4,703	6,102	(1,448)		2004				12/17/04		15 to 20 years
Cummington, MA	(a)		1,177	4,439	—	—	1,177	4,439	5,616	(1,078)		1900				12/7/05		15 to 30 years
Duluth, GA	(a)		2,289	4,274	—	—	2,289	4,274	6,563	(967)		2007				9/27/07		13 to 48 years
Grand Chute, WI	2,210		1,524	1,666	—	—	1,524	1,666	3,190	(409)		2005				7/18/05		15 to 50 years
Hendersonville, NC	(a)		692	2,469	—	—	692	2,469	3,161	(653)		1956				12/7/05		15 to 30 years
Leawood, KS	(a)		1,854	3,914	—	—	1,854	3,914	5,768	(960)		1999				9/29/05		15 to 30 years
Lone Tree, CO	(a)		2,020	3,748	—	—	2,020	3,748	5,768	(883)		1999				9/29/05		15 to 30 years
Manchester, VT	(a)		1,198	4,688	—	—	1,198	4,688	5,886	(974)		1935				12/7/05		15 to 40 years
Mesa, AZ	(a)		929	806	—	—	929	806	1,735	(277)		1980				2/10/05		15 to 30 years
Mount Laurel, NJ	(a)		1,404	5,655	—	—	1,404	5,655	7,059	(783)		2007				12/21/07		13 to 48 years
Phoenix, AZ	17,548		4,025	24,772	—	—	4,025	24,772	28,797	(3,606)		2002				5/16/05		15 to 40 years
Phoenix, AZ	6,932		2,381	9,051	—	—	2,381	9,051	11,432	(1,392)		2002				5/16/05		15 to 40 years
Phoenix, AZ	(a)		1,912	1,673	—	—	1,912	1,673	3,585	(415)		1978				2/10/05		15 to 30 years
Phoenix, AZ	(a)		1,840	3,582	—	—	1,840	3,582	5,422	(703)		1975				2/10/05		15 to 40 years
Prineville, OR	(a)		571	4,457	—	—	571	4,457	5,028	(1,081)		1940				12/22/05		15 to 30 years
Reedley, CA	(a)		1,637	2,885	—	—	1,637	2,885	4,522	(982)		1950				12/7/05		15 to 30 years
Romeoville, IL	(a)		1,684	5,676	—	—	1,684	5,676	7,360	(687)		2008				6/23/08		14 to 49 years
Tucson, AZ	(a)		983	3,782	(7)	—	976	3,782	4,758	(613)		1978				2/10/05		15 to 40 years
Warrenville, IL	(a)		2,542	3,813	—	—	2,542	3,813	6,355	(978)		1999				9/29/05		15 to 30 years
Westmont, IL	(a)		1,375	5,087	—	—	1,375	5,087	6,462	(824)		2003				12/28/05		15 to 40 years
Supermarkets
Amarillo, TX	1,957		1,574	1,389	—	—	1,574	1,389	2,963	(319)		1989				5/23/05		9 to 30 years
Amarillo, TX	5,439		3,559	4,575	—	—	3,559	4,575	8,134	(716)		1999				5/23/05		15 to 40 years
Amarillo, TX	1,908		1,828	1,292	—	—	1,828	1,292	3,120	(299)		1988				5/23/05		9 to 30 years
Amarillo, TX	1,950		1,573	1,586	—	—	1,573	1,586	3,159	(364)		1989				5/23/05		9 to 30 years
Burkburnett, TX	3,076		2,030	2,706	—	—	2,030	2,706	4,736	(449)		1997				5/23/05		12 to 40 years
Childress, TX	720		747	934	—	—	747	934	1,681	(206)		1997				5/23/05		7 to 40 years
Cleveland, TX	1,319		465	2,867	—	—	465	2,867	3,332	(902)		1991				12/1/05		15 to 20 years
Corrigan, TX	686		395	630	—	—	395	630	1,025	(230)		1971				12/1/05		15 to 20 years
Diboll, TX	897		775	872	—	—	775	872	1,647	(326)		1974				12/1/05		15 to 20 years
Levelland, TX	2,524		1,651	2,158	—	—	1,651	2,158	3,809	(358)		1997				5/23/05		12 to 40 years
Lubbock, TX	2,545		1,782	2,055	—	—	1,782	2,055	3,837	(341)		1997				5/23/05		12 to 40 years
Lufkin, TX	844		1,178	352	—	—	1,178	352	1,530	(172)		1977				12/1/05		15 to 20 years
Muleshoe, TX	(c	)	471	1,770	—	—	471	1,770	2,241	(82)		1999				8/29/11		15 to 40 years
Novasota, TX	1,214		781	1,499	—	—	781	1,499	2,280	(365)		1992				12/1/05		15 to 30 years
Perryton, TX	846		1,029	597	—	—	1,029	597	1,626	(162)		1997				5/23/05		7 to 40 years
Plainview, TX	4,263		620	5,415	—	—	620	5,415	6,035	(778)		2000				8/25/05		15 to 40 years
Snyder, TX	3,376		2,062	2,963	—	—	2,062	2,963	5,025	(465)		1999				5/23/05		14 to 40 years
Timpson, TX	317		253	312	—	—	253	312	565	(125)		1978				12/1/05		15 to 20 years
Vernon, TX	2,817		1,791	2,550	—	—	1,791	2,550	4,341	(424)		1997				5/23/05		12 to 40 years
Wichita Falls, TX	4,006		—	6,259	—	—	—	6,259	6,259	(1,792)		1997				5/23/05		13 to 20 years
Medical/other office properties
Bonita Springs, FL	(b)		317	1,619	—	—	317	1,619	1,936	(14)		2003				8/30/12		15 to 50 years
Bonita Springs, FL	(b)		738	4,022	—	—	738	4,022	4,760	(34)		2006				8/30/12		15 to 50 years
Bonita Springs, FL	(b)		376	940	—	—	376	940	1,316	(9)		2006				8/30/12		15 to 50 years
Cape Coral, FL	(b)		545	1,716	—	—	545	1,716	2,261	(18)		2011				8/30/12		15 to 50 years
Columbia, SC	(c)		2,095	16,191	—	5,006	2,095	21,197	23,292	(3,341)		1990				9/9/05		5 to 30 years
Dallas, TX	(a)		1,633	21,835	—	2,019	1,633	23,854	25,487	(2,909)		2005				8/29/05		15 to 50 years
Ft. Myers, FL	(b)		904	6,445	—	—	904	6,445	7,349	(52)	1989			8/30/12			15 to 50 years
Naples, FL	(b)		1,351	5,368	—	—	1,351	5,368	6,719	(43)	2002			8/30/12			15 to 50 years
Naples, FL	(b)		1,829	4,522	—	—	1,829	4,522	6,351	(44)	1978			8/30/12			15 to 40 years
Naples, FL	(b)		260	470	—	—	260	470	730	(5)	1982			8/30/12			15 to 40 years
Naples, FL	(b)		1,057	3,845	—	—	1,057	3,845	4,902	(14)	2012			10/31/12			15 to 50 years
Drugstores
Buffalo, NY	(a)		681	925	—	—	681	925	1,606	(150)	1993			12/15/04			20 to 40 years
Millen, GA	(a)		810	1,312	—	—	810	1,312	2,122	(218)	1999			12/15/04			20 to 40 years
Moundsville, WV	(a)		706	1,002	—	—	706	1,002	1,708	(164)	1993			12/15/04			20 to 40 years
Oneida, NY	(a)		1,315	1,411	—	—	1,315	1,411	2,726	(231)	1999			12/15/04			20 to 40 years
Philadelphia, PA	(a)		733	1,087	—	—	733	1,087	1,820	(175)	1993			12/15/04			20 to 40 years
Philadelphia, PA	(a)		1,613	1,880	—	—	1,613	1,880	3,493	(298)	1999			2/2/05			20 to 40 years
St. Clair Shores, MI	(a)		1,169	761	—	—	1,169	761	1,930	(166)	1991			5/2/05			15 to 30 years
Thomasville, GA	(a)		931	1,933	—	—	931	1,933	2,864	(296)	1999			12/15/04			20 to 40 years
Uhrichsville, OH	(a)		617	2,345	—	—	617	2,345	2,962	(355)	2000			12/15/04			20 to 40 years
Recreational properties
Austin, TX	7,340		4,425	8,142	—	—	4,425	8,142	12,567	(1,567)	2005			9/30/05			15 to 40 years
Fort Worth, TX	4,787		2,468	5,418	—	—	2,468	5,418	7,886	(990)	2003			9/30/05			15 to 40 years
Grapevine, TX	4,787		2,554	5,377	—	—	2,554	5,377	7,931	(992)	2000			9/30/05			15 to 40 years
Jacksonville, FL	(a)		431	802	—	—	431	802	1,233	(223)	1979			3/31/04			9 to 30 years
Lewisville, TX	4,148		2,130	4,630	—	—	2,130	4,630	6,760	(858)	1998			9/30/05			15 to 40 years
Plano, TX	5,744		3,225	6,302	—	—	3,225	6,302	9,527	(1,133)	2001			9/30/05			15 to 40 years
Shenandoah, TX	5,106		2,886	5,763	—	—	2,886	5,763	8,649	(1,045)	2004			9/30/05			15 to 40 years
Tannersville, PA	(a)		10,943	40,453	332	2,754	11,275	43,207	54,482	(21,159)	1960			6/14/05			15 to 20 years
Health clubs/gyms
Keizer, OR	(a)		1,208	4,089	—	—	1,208	4,089	5,297	(708)	1988			12/1/05			15 to 40 years
Salem, OR	(a)		941	2,620	1,018	5,042	1,959	7,662	9,621	(1,231)	1996			12/1/05			15 to 40 years
Salem, OR	(a)		1,509	5,635	—	—	1,509	5,635	7,144	(969)	2001			12/1/05			15 to 40 years
Salem, OR	(a)		1,214	4,911	—	—	1,214	4,911	6,125	(859)	1980			12/1/05			15 to 40 years
Salem, OR	(a)		1,589	3,834	—	—	1,589	3,834	5,423	(895)	1977			12/1/05			15 to 30 years
Interstate travel plazas
Catlettsburg, KY	(a)		9,344	3,989	—	—	9,344	3,989	13,333	(2,327)	2001			12/23/03			15 to 40 years
Saint Augustine, FL	(a)		9,556	2,543	—	—	9,556	2,543	12,099	(1,619)	2001			12/23/03			15 to 40 years
Spiceland, IN	(a)		9,649	3,063	—	—	9,649	3,063	12,712	(2,029)	2001			12/23/03			15 to 40 years
Call Centers
Worcester, MA	7,755		2,048	8,705	(717)	(3,155)	1,331	5,550	6,881	(1,542)	1968			12/22/05			7 to 40 years

	181,908		1,338,588	2,020,686	(10,151)	16,301	1,328,437	2,036,987	3,365,424	(490,938)

(a)	Represents properties collateralized with Master Trust Debt of $937,395
(b)	Represents properties collateralized with CMBS Debt of $831,215
(c)	Represents properties collaterialized with our Credit Facility
(d)	Represents unencumbered properties

(e) The aggregate cost of properties for federal income tax purposes is approximately $3.14 billion at December 31, 2012

Reconciliation

	2012	2011	2010
Land, buildings, and improvements:

Balance at the beginning of the year	$3,272,728	$3,299,442	$3,342,461
Additions:
Acquisitions	159,112	36,227	—
Held for sale reclassed as held for investment	—	—	2,736

Deductions:
Dispositions of land, buildings, and improvements	(49,201)	(34,453)	(5,139)
Held for sale	(6,433)	(10,034)	(3,161)
Impairment	(10,782)	(18,454)	(37,455)

Gross Real Estate Balance at close of the year	$3,365,424	$3,272,728	$3,299,442

Accumulated depreciation and amortization:

Balance at the beginning of the year	$(405,426)	$(319,946)	$(226,391)

Additions
Depreciation expense	(94,020)	(93,673)	(94,606)
Held for sale reclassed as held for investment	—	—	—

Deductions:
Dispositions of land, buildings, and improvements	7,414	6,712	697
Held for sale	1,094	1,481	354

Balance at close of the year	(490,938)	(405,426)	(319,946)

Net Real Estate Investment	$2,874,486	$2,867,302	$2,979,496

SPIRIT REALTY CAPITAL, INC.

SCHEDULE IV

MORTGAGE LOANS ON REAL ESTATE

AS OF DECEMBER 31, 2012

(Amounts in thousands)

	Stated Interest Rate	Final Maturity Date (1)	Periodic payment terms	Face Amount	Carrying Amount of Mortgages
Mortgage
Restaurant	9.35%	12/1/2026	Principal & Interest (2)	$3,000	$2,703
Automotive parts and service < 3%	9.23%	03/01/2021	Principal & Interest (3)	20,000	17,100
Restaurants < 3%	9.0%-9.85%	Jul-2016 to Jul-2028	Principal & Interest (4)	28,914	25,113

				$51,914	$44,916

(1)	Reflects current maturity of the investment and does not consider any options to extend beyond the current maturity
(2)	Balloon payment of $2.6 million at maturity
(3)	Balloon payment of $6.8 million at maturity
(4)	Balloon payment of $12.2 million at maturity

	2012	2011	2010
Reconciliation of Mortgage Loans on Real Estate
Balance January 1,	$54,644	$56,382	$57,785
Additions during period
New mortgage loans	—	—	—
Other capitalized loan origination costs	—	—	—
Deductions during period
Collections of principal	(9,529)	(1,549)	(1,207)
Sales	—	—	—
Amortization of premium	(176)	(184)	(191)
Amortization of capitalized loan origination costs	(23)	(5)	(5)

Mortage loans receivable December 31,	44,916	54,644	56,382
Mortgage loan loss provision	(4,840)	(4,120)	(1,020)

	40,076	50,524	55,362
Equipment and other loans receivable	12,043	16,110	20,821
Provision for other loan loss	(257)	(1,157)	(2,557)

	11,786	14,953	18,264

Total loans receivable	$51,862	$65,477	$73,626